Pioneer Multi-Asset Ultrashort Income Fund
Schedule of Investments  |  December 31, 2023

A: MAFRX	C: MCFRX	C2: MAUCX	K: MAUKX	Y: MYFRX

Schedule of Investments  |  12/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.1%
	Senior Secured Floating Rate Loan Interests — 1.9% of Net Assets*(a)
	Advertising Sales — 0.1%
962,500	Clear Channel Outdoor Holdings, Inc., Term B Loan, 9.145% (Term SOFR + 350 bps), 8/21/26	$ 954,439
1,475,298	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 7.106% (Term SOFR + 175 bps), 11/18/26	1,473,914
	Total Advertising Sales	$2,428,353

	Advertising Services — 0.0%†
735,000	Dotdash Meredith, Inc., Term B Loan, 9.443% (Term SOFR + 400 bps), 12/1/28	$ 727,650
	Total Advertising Services	$727,650

	Aerospace & Defense — 0.0%†
1,401,562	ADS Tactical, Inc., Initial Term Loan, 11.221% (Term SOFR + 575 bps), 3/19/26	$ 1,387,547
	Total Aerospace & Defense	$1,387,547

	Airlines — 0.0%†
1,425,000	AAdvantage Loyality IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 10.427% (Term SOFR + 475 bps), 4/20/28	$ 1,467,750
	Total Airlines	$1,467,750

	Auto Parts & Equipment — 0.0%†
484,503	IXS Holdings, Inc., Initial Term Loan, 9.851% (Term SOFR + 425 bps), 3/5/27	$ 418,792
	Total Auto Parts & Equipment	$418,792

	Auto-Truck Trailers — 0.0%†
1,473,750	Novae LLC, Tranche B Term Loan, 10.521% (Term SOFR + 500 bps), 12/22/28	$ 1,430,152
	Total Auto-Truck Trailers	$1,430,152

	Batteries/Battery Systems — 0.0%†
565,000	Energizer Holdings, Inc., 2020 Term Loan, 7.721% (Term SOFR + 225 bps), 12/22/27	$ 565,471
	Total Batteries/Battery Systems	$565,471

1Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Building & Construction — 0.0%†
1,217,421	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 9.645% (Term SOFR + 400 bps), 10/29/27	$ 1,218,182
	Total Building & Construction	$1,218,182

	Building & Construction Products — 0.0%†
486,250	Cornerstone Building Brands, Inc., Tranche B Term Loan, 8.712% (Term SOFR + 325 bps), 4/12/28	$ 487,238
	Total Building & Construction Products	$487,238

	Building Production — 0.0%†
498,750	Koppers, Inc., Term B Loan, 8.96% (Term SOFR + 350 bps), 4/10/30	$ 501,867
505,000(b)	Summit Materials LLC, Incremental Term Loan B, 11/30/28	506,894
	Total Building Production	$1,008,761

	Cable & Satellite Television — 0.1%
2,916,244	Charter Communications Operating LLC, Term B-2 Loan, 7.133% (Term SOFR + 175 bps), 2/1/27	$ 2,918,562
980,000	Radiate Holdco LLC, Amendment No. 6 Term B Loan, 8.721% (Term SOFR + 325 bps), 9/25/26	791,350
1,025,000	Virgin Media Bristol LLC, Facility Q, 8.726% (Term SOFR + 325 bps), 1/31/29	1,024,872
	Total Cable & Satellite Television	$4,734,784

	Cellular Telecom — 0.0%†
1,221,875	Xplore Inc., First Lien Refinancing Term Loan, 9.61% (Term SOFR + 400 bps), 10/2/28	$ 742,670
	Total Cellular Telecom	$742,670

	Chemicals-Specialty — 0.1%
972,909	INEOS Quattro Holdings UK Ltd., 2026 Tranche B Dollar Term Loan, 8.22% (Term SOFR + 275 bps), 1/29/26	$ 975,341
1,124,540	Mativ Holdings, Inc., Term B Loan, 9.22% (Term SOFR + 375 bps), 4/20/28	1,120,323
399,000	Olympus Water US Holding Corp., 2023 Incremental Term Loan, 10.348% (Term SOFR + 500 bps), 11/9/28	401,826
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/232

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals-Specialty — (continued)
980,000	Olympus Water US Holding Corp., Initial Dollar Term Loan, 9.36% (Term SOFR + 375 bps), 11/9/28	$ 979,448
1,719,380	Tronox Finance LLC, First Lien Refinancing Term Loan, 8.11% (Term SOFR + 250 bps), 3/10/28	1,722,247
	Total Chemicals-Specialty	$5,199,185

	Commercial Services — 0.1%
466,688	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 9.22% (Term SOFR + 375 bps), 12/15/28	$ 463,771
1,744,961	Trans Union LLC, 2019 Replacement Term B-5 Loan, 7.206% (Term SOFR + 175 bps), 11/16/26	1,749,224
	Total Commercial Services	$2,212,995

	Computer Data Security — 0.0%†
1,225,000	Magenta Buyer LLC, First Lien Initial Term Loan, 10.645% (Term SOFR + 500 bps), 7/27/28	$ 861,328
685,965	Precisely Software, Inc., First Lien Third Amendment Term Loan, 9.64% (Term SOFR + 400 bps), 4/24/28	681,678
	Total Computer Data Security	$1,543,006

	Computer Services — 0.0%†
915,900	MAG DS Corp., Initial Term Loan, 10.948% (Term SOFR + 550 bps), 4/1/27	$ 842,628
	Total Computer Services	$842,628

	Computer Software — 0.0%†
491,250	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 9.22% (Term SOFR + 375 bps), 10/16/28	$ 478,048
	Total Computer Software	$478,048

	Containers-Paper & Plastic — 0.1%
2,570,750	Berry Global, Inc., Term AA Loan, 7.222% (Term SOFR + 175 bps), 7/1/29	$ 2,576,308
	Total Containers-Paper & Plastic	$2,576,308

	Cruise Lines — 0.0%†
1,054,700	Carnival Corp., Initial Advance, 8.357% (Term SOFR + 300 bps), 8/9/27	$ 1,058,655
	Total Cruise Lines	$1,058,655

	Diagnostic Equipment — 0.0%†
1,457,625	Curia Global, Inc., First Lien 2021 Term Loan, 9.233% (Term SOFR + 375 bps), 8/30/26	$ 1,315,506
	Total Diagnostic Equipment	$1,315,506

3Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Direct Marketing — 0.0%†
579,812	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-4 Loan, 8.345% (Term SOFR + 300 bps), 3/3/30	$ 579,160
	Total Direct Marketing	$579,160

	Disposable Medical Products — 0.1%
982,500	Medline Borrower LP, Initial Dollar Term Loan, 8.471% (Term SOFR + 300 bps), 10/23/28	$ 987,473
900,000	Sotera Health Holdings LLC, First Lien Refinancing Loan, 8.395% (Term SOFR + 275 bps), 12/11/26	900,000
	Total Disposable Medical Products	$1,887,473

	Distribution & Wholesale — 0.0%†
935,156	Windsor Holdings III LLC, Dollar Term B Loan, 9.841% (Term SOFR + 450 bps), 8/1/30	$ 943,005
	Total Distribution & Wholesale	$943,005

	E-Commerce — 0.0%†
486,250	CNT Holdings I Corp., First Lien Initial Term Loan, 8.926% (Term SOFR + 350 bps), 11/8/27	$ 487,668
	Total E-Commerce	$487,668

	Electric-Generation — 0.1%
885,955	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.22% (Term SOFR + 375 bps), 10/2/25	$ 873,695
430,768	Generation Bridge Northeast LLC, Term Loan B, 9.606% (Term SOFR + 425 bps), 8/22/29	433,461
547,009	Vistra Operations Company LLC, 2018 Incremental Term Loan, 7.356% (Term SOFR + 200 bps), 12/20/30	547,749
	Total Electric-Generation	$1,854,905

	Electric-Integrated — 0.0%†
479,452	Pike Corp., 2028 Initial Term Loan, 8.47% (Term SOFR + 300 bps), 1/21/28	$ 481,700
	Total Electric-Integrated	$481,700

	Entertainment Software — 0.0%†
828,750	Playtika Holding Corp., Term B-1 Loan, 8.22% (Term SOFR + 275 bps), 3/13/28	$ 829,319
	Total Entertainment Software	$829,319

Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/234

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Finance-Investment Banker — 0.1%
1,446,697	Citadel Securities LP, 2023 Term Loan, 7.97% (Term SOFR + 250 bps), 7/29/30	$ 1,451,128
923,875	Hudson River Trading LLC, Term Loan, 8.471% (Term SOFR + 300 bps), 3/20/28	922,287
	Total Finance-Investment Banker	$2,373,415

	Finance-Leasing Company — 0.1%
1,333,535	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.958% (Term SOFR + 150 bps), 2/12/27	$ 1,336,105
1,219,290	Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 7.858% (Term SOFR + 200 bps), 6/22/28	1,223,335
1,505,988	Castlelake Aviation One Designated Activity Co., 2023 Incremental Term Loan, 8.135% (Term SOFR + 275 bps), 10/22/27	1,510,156
	Total Finance-Leasing Company	$4,069,596

	Food-Wholesale & Distributions — 0.0%†
744,167	US Foods, Inc. (aka U.S. Foodservice, Inc.), Incremental B-2019 Term Loan, 7.47% (Term SOFR + 200 bps), 9/13/26	$ 746,278
	Total Food-Wholesale & Distributions	$746,278

	Footwear & Related Apparel — 0.0%†
1,230,000	Crocs, Inc., 2023 Refinancing Term Loan, 8.498% (Term SOFR + 300 bps), 2/20/29	$ 1,236,748
	Total Footwear & Related Apparel	$1,236,748

	Gambling (Non-Hotel) — 0.0%†
1,375,000	Flutter Entertainment Plc, Term B Loan, 7.698% (Term SOFR + 225 bps), 11/25/30	$ 1,379,870
	Total Gambling (Non-Hotel)	$1,379,870

	Independent Power Producer — 0.0%†
730,544	Calpine Construction Finance Company LP, Refinancing Term Loan, 7.606% (Term SOFR + 225 bps), 7/31/30	$ 731,582
455,000	EFS Cogen Holdings I LLC, Term B Advance, 9.11% (Term SOFR + 350 bps), 10/1/27	455,107
	Total Independent Power Producer	$1,186,689

5Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Internet Content — 0.0%†
1,071,059	MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental First Lien Term Loan, 9.606% (Term SOFR + 425 bps), 5/3/28	$ 1,054,927
	Total Internet Content	$1,054,927

	Internet Security — 0.0%†
827,398	Gen Digital Inc., Initial Tranche B Term Loan, 7.456% (Term SOFR + 200 bps), 9/12/29	$ 829,245
	Total Internet Security	$829,245

	Investment Management & Advisory Services — 0.1%
975,000	Edelman Financial Engines Center LLC, First Lien 2021 Initial Term Loan, 8.971% (Term SOFR + 350 bps), 4/7/28	$ 976,286
491,190	LHS Borrower LLC, Initial Term Loan, 10.206% (Term SOFR + 475 bps), 2/16/29	446,574
1,464,150	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 8.956% (Term SOFR + 350 bps), 5/30/25	1,374,318
743,302	Victory Capital Holdings, Inc., Tranche B-2 Term Loan, 7.772% (Term SOFR + 225 bps), 7/1/26	742,837
	Total Investment Management & Advisory Services	$3,540,015

	Lasers-System & Components — 0.1%
2,216,629	Coherent Corp., Initial Term B Loan, 8.22% (Term SOFR + 275 bps), 7/2/29	$ 2,229,098
	Total Lasers-Syst/Components	$2,229,098

	Medical Information Systems — 0.0%†
658,586	athenahealth Group, Inc., Initial Term Loan, 8.606% (Term SOFR + 325 bps), 2/15/29	$ 657,214
	Total Medical Information Systems	$657,214

	Medical Labs & Testing Services — 0.1%
1,767,120	Phoenix Guarantor Inc., First Lien Tranche B-1 Term Loan, 8.72% (Term SOFR + 325 bps), 3/5/26	$ 1,769,605
1,215,625	Phoenix Guarantor Inc., First Lien Tranche B-3 Term Loan, 8.971% (Term SOFR + 350 bps), 3/5/26	1,217,334
1,319,625	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 9.707% (Term SOFR + 425 bps), 10/1/28	1,211,227
	Total Medical Labs & Testing Services	$4,198,166

Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/236

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical Products — 0.0%†
572,063	NMN Holdings III Corp., First Lien Closing Date Term Loan, 8.971% (Term SOFR + 350 bps), 11/13/25	$ 557,761
111,010	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 8.97% (Term SOFR + 350 bps), 11/13/25	108,235
	Total Medical Products	$665,996

	Medical-Drugs — 0.0%†
800,000	Padagis LLC, Term B Loan, 10.434% (Term SOFR + 475 bps), 7/6/28	$ 778,000
	Total Medical-Drugs	$778,000

	Medical-Generic Drugs — 0.1%
1,750,000	Perrigo Company Plc, Initial Term B Loan, 7.706% (Term SOFR + 225 bps), 4/20/29	$ 1,749,454
	Total Medical-Generic Drugs	$1,749,454

	Medical-Hospitals — 0.0%†
1,277,250	EyeCare Partners LLC, First Lien Amendment No. 1 Term Loan, 9.395% (Term SOFR + 375 bps), 11/15/28	$ 641,180
979,990	Knight Health Holdings LLC, Term B Loan, 10.721% (Term SOFR + 525 bps), 12/23/28	284,197
	Total Medical-Hospitals	$925,377

	Metal Processors & Fabrication — 0.0%†
310,231	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 9.108% (Term SOFR + 375 bps), 11/13/28	$ 311,782
	Total Metal Processors & Fabrication	$311,782

	Office Automation & Equipment — 0.0%†
1,060,025	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 9.47% (Term SOFR + 400 bps), 3/17/28	$ 1,046,775
	Total Office Automation & Equipment	$1,046,775

	Physical Practice Management — 0.0%†
864,926	Team Health Holdings, Inc., Extended Term Loan, 10.633% (Term SOFR + 525 bps), 3/2/27	$ 663,290
	Total Physical Practice Management	$663,290

	Pipelines — 0.0%†
743,296	Buckeye Partners LP, 2023 Tranche B-2 Term Loan, 7.856% (Term SOFR + 250 bps), 11/22/30	$ 746,252
	Total Pipelines	$746,252

7Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Property & Casualty Insurance — 0.1%
2,628,521	Asurion LLC, New B-11 Term Loan, 9.706% (Term SOFR + 425 bps), 8/19/28	$ 2,623,921
1,161,423	Asurion LLC, New B-8 Term Loan, 8.721% (Term SOFR + 325 bps), 12/23/26	1,160,800
972,500	Asurion LLC, New B-9 Term Loan, 8.72% (Term SOFR + 325 bps), 7/31/27	967,030
	Total Property & Casualty Insurance	$4,751,751

	Protection-Safety — 0.0%†
500,000	Prime Security Services Borrower LLC, First Lien 2023 Refinancing Term B-1 Loan, 7.841% (Term SOFR + 250 bps), 10/13/30	$ 501,805
	Total Protection-Safety	$501,805

	Publishing — 0.0%†
987,500	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 10.706% (Term SOFR + 525 bps), 4/9/29	$ 970,219
	Total Publishing	$970,219

	Racetracks — 0.0%†
486,250	Churchill Downs Inc., 2021 Incremental Term B Loan, 7.456% (Term SOFR + 200 bps), 3/17/28	$ 486,706
	Total Racetracks	$486,706

	Recreational Centers — 0.0%†
1,220,288	Fitness International LLC, Term B Loan, 8.706% (Term SOFR + 325 bps), 4/18/25	$ 1,217,695
	Total Recreational Centers	$1,217,695

	REITS-Storage — 0.0%†
1,034,000(b)	Iron Mountain Information Management, LLC, Amendment No.1 Incremental Term B Loan, 1/31/31	$ 1,035,618
	Total REITS-Storage	$1,035,618

	Rental Auto & Equipment — 0.1%
1,925,609	Avis Budget Car Rental LLC, New Tranche B Term Loan, 7.22% (Term SOFR + 175 bps), 8/6/27	$ 1,924,646
	Total Rental Auto & Equipment	$1,924,646

	Retail — 0.1%
1,134,583	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 9.956% (Term SOFR + 450 bps), 11/9/27	$ 1,137,420
938,383	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 8.86% (Term SOFR + 325 bps), 3/3/28	890,583
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/238

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
733,125	PetSmart LLC, Initial Term Loan, 9.206% (Term SOFR + 375 bps), 2/11/28	$ 726,160
731,724	RVR Dealership Holdings LLC, Term Loan, 9.206% (Term SOFR + 375 bps), 2/8/28	635,685
	Total Retail	$3,389,848

	Security Services — 0.1%
1,396,500	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Amendment No. 3 Term Loan, 10.106% (Term SOFR + 475 bps), 5/12/28	$ 1,399,493
1,955,000	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 9.206% (Term SOFR + 375 bps), 5/12/28	1,946,752
1,500,000	Garda World Security Corp., Term B-2 Loan, 9.725% (Term SOFR + 425 bps), 10/30/26	1,504,570
	Total Security Services	$4,850,815

	Telephone-Integrated — 0.1%
1,867,211	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 7.22% (Term SOFR + 175 bps), 3/1/27	$ 1,775,406
	Total Telephone-Integrated	$1,775,406

	Television — 0.1%
1,650,000	Gray Television, Inc., Term E Loan, 7.957% (Term SOFR + 250 bps), 1/2/26	$ 1,650,688
	Total Television	$1,650,688

	Textile-Home Furnishings — 0.0%†
884,250	Runner Buyer, Inc., Initial Term Loan, 11.003% (Term SOFR + 550 bps), 10/20/28	$ 700,326
	Total Textile-Home Furnishings	$700,326

	Transportation - Trucks — 0.0%†
1,466,250	Carriage Purchaser, Inc., Term B Loan, 9.72% (Term SOFR + 425 bps), 10/2/28	$ 1,455,253
	Total Transportation - Trucks	$1,455,253

	Total Senior Secured Floating Rate Loan Interests (Cost $96,874,642)	$94,005,874

	Asset Backed Securities — 32.0% of Net Assets
35,258(a)	321 Henderson Receivables I LLC, Series 2004-A, Class A1, 5.826% (1 Month Term SOFR + 46 bps), 9/15/45 (144A)	$ 34,985
9Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
343,407(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 5.676% (1 Month Term SOFR + 31 bps), 6/15/41 (144A)	$ 335,892
426,957(a)	321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 5.676% (1 Month Term SOFR + 31 bps), 9/15/41 (144A)	411,703
809,464(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 5.706% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	795,607
3,550,000(a)	522 Funding CLO, Ltd., Series 2020-6A, Class X, 6.774% (3 Month Term SOFR + 136 bps), 10/23/34 (144A)	3,548,268
3,000,000(a)	ABPCI Direct Lending Fund CLO V Ltd., Series 2019-5A, Class CR, 9.877% (3 Month Term SOFR + 446 bps), 4/20/31 (144A)	2,807,328
5,000,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 7.538% (3 Month Term SOFR + 221 bps), 1/20/32 (144A)	4,988,500
22,220,000(a)	ABPCI Direct Lending Fund IX LLC, Series 2020-9A, Class A1R, 7.049% (3 Month Term SOFR + 166 bps), 11/18/31 (144A)	22,153,318
2,019,361	ACC Auto Trust, Series 2021-A, Class B, 1.79%, 4/15/27 (144A)	2,014,483
820,607	ACC Auto Trust, Series 2022-A, Class A, 4.58%, 7/15/26 (144A)	814,189
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	1,916,165
69,912	ACHV ABS Trust, Series 2023-2PL, Class A, 6.42%, 5/20/30 (144A)	69,922
5,500,000	ACHV ABS Trust, Series 2023-2PL, Class B, 6.88%, 5/20/30 (144A)	5,508,493
728,199	ACHV ABS Trust, Series 2023-3PL, Class A, 6.60%, 8/19/30 (144A)	728,551
1,250,000	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17%, 8/19/30 (144A)	1,250,336
3,379,726	ACHV ABS Trust, Series 2023-4CP, Class A, 6.81%, 11/25/30 (144A)	3,383,720
1,601,639	ACM Auto Trust, Series 2023-1A, Class A, 6.61%, 1/22/30 (144A)	1,600,709
7,750,000	ACM Auto Trust, Series 2023-1A, Class C, 8.59%, 1/22/30 (144A)	7,714,809
7,129,479(a)	ACREC, Ltd., Series 2021-FL1, Class A, 6.623% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	6,984,372
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2310

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,776,204(a)	ACRES Commercial Realty, Ltd., Series 2021-FL1, Class A, 6.676% (1 Month Term SOFR + 131 bps), 6/15/36 (144A)	$ 2,724,604
12,900,000(a)	ACRES Commercial Realty, Ltd., Series 2021-FL2, Class A, 6.876% (1 Month Term SOFR + 151 bps), 1/15/37 (144A)	12,857,662
7,370,000	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.11%, 11/15/28 (144A)	7,389,110
2,031,945(a)	Allegro CLO XIII, Ltd., Series 2021-1A, Class X, 6.677% (3 Month Term SOFR + 126 bps), 7/20/34 (144A)	2,023,509
2,050,000(a)	Allegro CLO XIV, Ltd., Series 2021-2A, Class X, 6.655% (3 Month Term SOFR + 126 bps), 10/15/34 (144A)	2,049,043
3,035,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class E, 3.88%, 8/13/26 (144A)	3,025,095
2,950,000	American Credit Acceptance Receivables Trust, Series 2021-1, Class F, 4.01%, 11/15/27 (144A)	2,916,023
10,825,000	American Credit Acceptance Receivables Trust, Series 2021-2, Class F, 3.73%, 1/13/28 (144A)	10,474,242
8,250,000	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86%, 10/13/28 (144A)	8,193,214
4,065,867	American Credit Acceptance Receivables Trust, Series 2023-1, Class A, 5.45%, 9/14/26 (144A)	4,061,137
4,810,000	American Homes 4 Rent Trust, Series 2014-SFR2, Class D, 5.149%, 10/17/36 (144A)	4,760,585
900,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	886,492
3,552,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	3,509,893
682,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class E, 5.639%, 4/17/52 (144A)	677,089
5,778,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class F, 5.885%, 4/17/52 (144A)	5,742,269
1,044,000	American Homes 4 Rent Trust, Series 2015-SFR2, Class E, 6.07%, 10/17/52 (144A)	1,043,033
4,555,943(a)	Americredit Automobile Receivables Trust, Series 2023-1, Class A2B, 6.068% (SOFR30A + 73 bps), 10/19/26	4,557,681
8,330(a)	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, 6.505% (1 Month Term SOFR + 115 bps), 7/25/32	8,412
1,750,000	Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class D, 2.30%, 11/22/27 (144A)	1,680,129
11Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,300,000(a)	Antares CLO LTD, Series 2019-2A, Class D, 10.424% (3 Month Term SOFR + 501 bps), 1/23/32 (144A)	$ 2,171,025
1,934,950	Aqua Finance Trust, Series 2019-A, Class A, 3.14%, 7/16/40 (144A)	1,821,785
2,922,294	Aqua Finance Trust, Series 2020-AA, Class A, 1.90%, 7/17/46 (144A)	2,717,696
4,163,408	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	3,719,200
1,000,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 7.676% (1 Month Term SOFR + 231 bps), 8/15/34 (144A)	939,960
2,500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 8.876% (1 Month Term SOFR + 351 bps), 11/15/36 (144A)	2,294,970
1,500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class E, 9.088% (SOFR30A + 375 bps), 1/15/37 (144A)	1,418,544
4,000,000(a)	Ares LVII CLO, Ltd., Series 2020-57A, Class XR, 6.64% (3 Month Term SOFR + 126 bps), 1/25/35 (144A)	3,999,800
1,000,000(a)	Ares XXXVR CLO, Ltd., Series 2015-35RA, Class C, 7.555% (3 Month Term SOFR + 216 bps), 7/15/30 (144A)	990,544
3,196,821	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.93%, 5/15/28 (144A)	3,138,086
615,000	Arm Master Trust LLC, Series 2023-T1, Class A, 6.562%, 2/17/25 (144A)	614,709
250,000(a)	ASSURANT CLO Ltd., Series 2018-2A, Class D, 8.527% (3 Month Term SOFR + 311 bps), 4/20/31 (144A)	242,617
430,872	Atalaya Equipment Leasing Trust, Series 2021-1A, Class A2, 1.23%, 5/15/26 (144A)	426,881
13,932,840(a)	AUF Funding LLC, Series 2022-1A, Class A1LN, 7.916% (3 Month Term SOFR + 250 bps), 1/20/31 (144A)	13,950,520
3,250,000	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28 (144A)	3,261,867
1,600,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,495,767
3,241,235	Avid Automobile Receivables Trust, Series 2023-1, Class A, 6.63%, 7/15/26 (144A)	3,241,203
3,000,000	Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.12%, 3/15/27 (144A)	3,017,918
5,500,000(c)	B2R Mortgage Trust, Series 2015-2, Class E, 5.809%, 11/15/48 (144A)	5,379,583
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2312

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,551,470(a)	Barings Middle Market CLO, Ltd., Series 2018-IA, Class A1, 7.185% (3 Month Term SOFR + 179 bps), 1/15/31 (144A)	$ 5,534,909
136,478(a)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 6.37% (1 Month Term SOFR + 101 bps), 10/27/32	134,947
811,284	BHG Securitization Trust, Series 2021-B, Class A, 0.90%, 10/17/34 (144A)	785,538
2,204,575	BHG Securitization Trust, Series 2022-C, Class A, 5.32%, 10/17/35 (144A)	2,190,137
4,940,595	BHG Securitization Trust, Series 2023-B, Class A, 6.92%, 12/17/36 (144A)	5,016,156
1,317,944(a)	Black Diamond CLO, Ltd., Series 2017-1A, Class A1AR, 6.71% (3 Month Term SOFR + 131 bps), 4/24/29 (144A)	1,317,225
3,063,660	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	2,641,579
12,740,000	Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30 (144A)	12,765,795
858,330	BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2, 5.542%, 10/27/31 (144A)	854,464
1,883,350	BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2, 5.542%, 10/27/31 (144A)	1,875,080
3,970,070	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.291%, 7/26/32 (144A)	3,994,641
5,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1R, 9.144% (3 Month Term SOFR + 375 bps), 1/15/31 (144A)	5,499,527
1,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class C1R, 10.894% (3 Month Term SOFR + 550 bps), 1/15/31 (144A)	1,498,550
5,900,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class DR, 11.644% (3 Month Term SOFR + 625 bps), 1/15/31 (144A)	5,745,408
3,710,000(a)	Brightwood Capital MM CLO, Ltd., Series 2023-1A, Class X, 7.651% (3 Month Term SOFR + 225 bps), 10/15/35 (144A)	3,708,067
8,254,607(a)	BRSP, Ltd., Series 2021-FL1, Class A, 6.62% (1 Month Term SOFR + 126 bps), 8/19/38 (144A)	8,027,911
2,000,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 8.226% (1 Month Term SOFR + 286 bps), 12/15/38 (144A)	1,905,519
309,627	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	286,560
13Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
8,000,000(a)	CAL Receivables LLC, Series 2022-1, Class B, 9.688% (SOFR30A + 435 bps), 10/15/26 (144A)	$ 7,966,618
3,680,000(a)	Capital Four US CLO II, Ltd., Series 2022-1A, Class X, 6.654% (3 Month Term SOFR + 130 bps), 1/20/37 (144A)	3,680,000
1,400,000(a)	Carlyle Direct Lending CLO LLC, Series 2015-1A, Class A2R, 7.855% (3 Month Term SOFR + 246 bps), 10/15/31 (144A)	1,375,517
756,543	CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.89%, 3/16/26 (144A)	753,471
2,000,000	CarNow Auto Receivables Trust, Series 2023-1A, Class D, 7.99%, 2/15/28 (144A)	1,927,870
5,708,058	CarNow Auto Receivables Trust, Series 2023-2A, Class A, 7.38%, 1/15/26 (144A)	5,714,439
8,190,000	CarNow Auto Receivables Trust, Series 2023-2A, Class B, 8.53%, 1/15/27 (144A)	8,204,355
2,200,541	Cartiga Asset Finance Trust LLC, Series 2023-1, Class A, 7.00%, 3/15/35 (144A)	2,192,244
1,497,005	Carvana Auto Receivables Trust, Series 2019-1A, Class E, 5.64%, 1/15/26 (144A)	1,496,366
6,482,725	Carvana Auto Receivables Trust, Series 2019-2A, Class E, 5.01%, 4/15/26 (144A)	6,461,184
198,068	Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.07%, 7/15/25 (144A)	197,989
7,000,000	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.70%, 10/15/26 (144A)	6,948,310
1,096,768	Carvana Auto Receivables Trust, Series 2020-N1A, Class D, 3.43%, 1/15/26 (144A)	1,092,653
513,985	Carvana Auto Receivables Trust, Series 2021-N3, Class A1, 0.35%, 6/12/28	512,083
1,000,000	Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.02%, 5/10/28	884,439
7,834,864	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.36%, 4/12/27 (144A)	7,852,718
2,556,650	Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41%, 9/10/27 (144A)	2,568,427
6,190,322(c)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898%, 6/25/36 (144A)	5,906,373
2(c)	Centex Home Equity Loan Trust, Series 2003-A, Class AF6, 3.654%, 3/25/33	2
5,192,799(a)	Cerberus Loan Funding XXIV LP, Series 2018-3A, Class A1, 7.055% (3 Month Term SOFR + 166 bps), 7/15/30 (144A)	5,178,534
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2314

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
688,620(a)	Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, 7.505% (3 Month Term SOFR + 211 bps), 10/15/31 (144A)	$ 686,514
5,459,359(c)	CFMT LLC, Series 2021-HB7, Class A, 1.151%, 10/27/31 (144A)	5,270,530
9,000,000(c)	CFMT LLC, Series 2021-HB7, Class M2, 2.679%, 10/27/31 (144A)	8,466,926
6,450,000(c)	CFMT LLC, Series 2021-HB7, Class M4, 5.072%, 10/27/31 (144A)	5,973,431
5,605,168(c)	CFMT LLC, Series 2023-HB12, Class A, 4.25%, 4/25/33 (144A)	5,432,324
709,319(a)	Chesapeake Funding II LLC, Series 2020-1A, Class A2, 6.103% (SOFR30A + 76 bps), 8/15/32 (144A)	709,341
3,543,730(a)	Chesapeake Funding II LLC, Series 2023-1A, Class A2, 6.588% (SOFR30A + 125 bps), 5/15/35 (144A)	3,553,085
6,197,646(a)	Chesapeake Funding II LLC, Series 2023-2A, Class A2, 6.438% (SOFR30A + 110 bps), 10/15/35 (144A)	6,202,919
1,500,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class C, 8.26% (3 Month Term SOFR + 286 bps), 10/24/33 (144A)	1,399,074
5,000,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class E, 13.82% (3 Month Term SOFR + 842 bps), 10/24/33 (144A)	4,465,990
3,900,000(a)	CIFC Funding, Ltd., Series 2021-7A, Class X, 6.574% (3 Month Term SOFR + 116 bps), 1/23/35 (144A)	3,897,980
4,457,247(a)	College Ave Student Loans LLC, Series 2019-A, Class A1, 6.87% (1 Month Term SOFR + 151 bps), 12/28/48 (144A)	4,423,800
2,022,394	Commercial Equipment Finance LLC, Series 2021-A, Class A, 2.05%, 2/16/27 (144A)	1,978,552
277,055	Commonbond Student Loan Trust, Series 2016-B, Class A1, 2.73%, 10/25/40 (144A)	264,463
64,829(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 6.92% (1 Month Term SOFR + 156 bps), 10/25/40 (144A)	64,342
743,288(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 6.32% (1 Month Term SOFR + 96 bps), 5/25/41 (144A)	730,540
993,550(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 6.12% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	968,629
15Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	$ 59,648
679,266(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 5.97% (1 Month Term SOFR + 61 bps), 2/25/44 (144A)	663,712
1,478,840(a)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 6.04% (1 Month Term SOFR + 68 bps), 9/25/45 (144A)	1,446,547
660,641(a)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 6.27% (1 Month Term SOFR + 91 bps), 2/25/46 (144A)	645,698
1,132,824(a)	Commonbond Student Loan Trust, Series 2019-AGS, Class A2, 6.37% (1 Month Term SOFR + 101 bps), 1/25/47 (144A)	1,109,122
597,972	Conn's Receivables Funding LLC, Series 2021-A, Class C, 4.59%, 5/15/26 (144A)	595,063
1,719,731	Conn's Receivables Funding LLC, Series 2023-A, Class A, 8.01%, 1/17/28 (144A)	1,723,280
2,660,406	Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.95%, 8/15/26 (144A)	2,647,951
4,398,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	4,294,413
12,426,941	CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32 (144A)	12,471,130
152,901	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class A, 1.35%, 2/16/27 (144A)	152,430
7,870,000	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class B, 2.87%, 2/16/27 (144A)	7,727,504
500,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	490,665
1,440,000(a)	Crown Point CLO IV, Ltd., Series 2018-4A, Class C, 7.577% (3 Month Term SOFR + 216 bps), 4/20/31 (144A)	1,397,173
78	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	36
2,500,000	Dext ABS LLC, Series 2021-1, Class B, 1.76%, 2/15/28 (144A)	2,350,627
1,026,360	Dext ABS LLC, Series 2023-1, Class A1, 5.68%, 4/15/24 (144A)	1,026,096
2,000,000	Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32 (144A)	1,986,891
12,440,000	Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34 (144A)	12,499,374
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2316

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,312,127(a)	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A1, 5.802% (1 Month Term SOFR + 44 bps), 12/11/34 (144A)	$ 1,310,922
14,880,000	DT Auto Owner Trust, Series 2020-2A, Class E, 7.17%, 6/15/27 (144A)	14,954,998
4,900,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class B, 7.677% (3 Month Term SOFR + 226 bps), 7/20/30 (144A)	4,834,796
6,500,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 7.927% (3 Month Term SOFR + 251 bps), 7/20/30 (144A)	6,394,921
180,746(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class AR, 7.235% (3 Month Term SOFR + 184 bps), 4/15/29 (144A)	180,668
7,000,000(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class BR, 7.655% (3 Month Term SOFR + 226 bps), 4/15/29 (144A)	6,968,171
3,362,500(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class CR, 8.405% (3 Month Term SOFR + 301 bps), 4/15/29 (144A)	3,351,384
375,000(a)	Elmwood CLO IV, Ltd., Series 2020-1A, Class X, 6.355% (3 Month Term SOFR + 96 bps), 4/15/33 (144A)	374,981
4,476,059	Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.73%, 4/15/26 (144A)	4,455,739
2,500,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class A3, 5.58%, 4/15/26	2,496,421
1,034,844	Exeter Automobile Receivables Trust, Series 2023-2A, Class A2, 5.87%, 11/17/25	1,034,761
854,953	FCI Funding LLC, Series 2021-1A, Class A, 1.13%, 4/15/33 (144A)	842,989
641,215	FCI Funding LLC, Series 2021-1A, Class B, 1.53%, 4/15/33 (144A)	631,487
5,500,000	FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29 (144A)	5,570,272
1,999,858	FHF Trust, Series 2021-1A, Class A, 1.27%, 3/15/27 (144A)	1,934,030
1,184,554	FHF Trust, Series 2021-2A, Class A, 0.83%, 12/15/26 (144A)	1,144,357
5,596,142	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	5,577,025
3,057,343	First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 7/15/27 (144A)	3,068,391
17Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,674,531	Flagship Credit Auto Trust, Series 2023-1, Class A2, 5.38%, 12/15/26 (144A)	$ 4,661,871
2,269,240(a)	Ford Credit Auto Owner Trust, Series 2023-A, Class A2B, 6.058% (SOFR30A + 72 bps), 3/15/26	2,273,522
4,100,000(a)	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2, 6.588% (SOFR30A + 125 bps), 5/15/28 (144A)	4,127,396
1,000,000	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B, 5.31%, 5/15/28 (144A)	988,972
5,000,000(a)	Fort Washington CLO, Series 2019-1A, Class AR, 6.807% (3 Month Term SOFR + 139 bps), 10/20/32 (144A)	4,992,885
8,250,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 7.205% (3 Month Term SOFR + 181 bps), 10/15/33 (144A)	8,094,083
1,677,218(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 7.028% (3 Month Term SOFR + 162 bps), 7/10/30 (144A)	1,670,376
9,156,515(a)	Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class A, 6.764% (3 Month Term SOFR + 137 bps), 1/15/30 (144A)	9,126,820
7,000,000(a)	Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class C, 8.044% (3 Month Term SOFR + 265 bps), 1/15/30 (144A)	6,798,288
3,944,499	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	3,527,258
2,288,264	Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 1/15/42 (144A)	2,076,044
1,986,949	Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A2, 5.43%, 10/15/26 (144A)	1,980,958
297,154	Freed ABS Trust, Series 2021-1CP, Class C, 2.83%, 3/20/28 (144A)	295,632
1,000,000	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	960,440
84,815	Freed ABS Trust, Series 2022-3FP, Class B, 5.79%, 8/20/29 (144A)	84,743
7,690,000(a)	FS Rialto, Series 2021-FL3, Class A, 6.723% (1 Month Term SOFR + 136 bps), 11/16/36 (144A)	7,584,109
12,000,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.20%, 12/21/26 (144A)	11,478,415
1,000,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09%, 12/21/26 (144A)	893,356
589,061	GLS Auto Receivables Issuer Trust, Series 2020-2A, Class C, 4.57%, 4/15/26 (144A)	586,038
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2318

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,100,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	$ 2,102,422
6,661,917	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class A2, 5.98%, 8/17/26 (144A)	6,661,600
2,695,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	2,736,222
5,995,800	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class A2, 5.70%, 1/15/27 (144A)	5,985,924
3,190,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class C, 6.65%, 8/15/29 (144A)	3,250,614
4,839,766	GLS Auto Select Receivables Trust, Series 2023-1A, Class A2, 6.27%, 8/16/27 (144A)	4,858,152
6,500,000	GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37%, 6/15/28 (144A)	6,555,872
5,500,000(a)	GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 6.488% (SOFR30A + 115 bps), 6/15/28 (144A)	5,539,395
500,000(a)	Goldentree Loan Management US CLO 1, Ltd., Series 2017-1A, Class ER2, 12.177% (3 Month Term SOFR + 676 bps), 4/20/34 (144A)	496,210
4,850,984(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class AR, 7.254% (3 Month Term SOFR + 186 bps), 11/5/29 (144A)	4,838,115
7,986,389(a)	Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR, 7.034% (3 Month Term SOFR + 164 bps), 5/5/30 (144A)	7,965,353
6,933,795(a)	Golub Capital Partners CLO 31M, Ltd., Series 2016-31A, Class A1R, 7.074% (3 Month Term SOFR + 168 bps), 8/5/30 (144A)	6,906,358
7,853,106(a)	Golub Capital Partners CLO 34M, Ltd., Series 2017-34A, Class AR, 7.354% (3 Month Term SOFR + 196 bps), 3/14/31 (144A)	7,829,484
3,000,000(a)	Golub Capital Partners CLO 35B, Ltd., Series 2017-35A, Class BR, 7.727% (3 Month Term SOFR + 231 bps), 7/20/29 (144A)	2,999,967
18,370,000(a)	Golub Capital Partners Clo 36m, Ltd., Series 2018-36A, Class B, 7.304% (3 Month Term SOFR + 191 bps), 2/5/31 (144A)	18,207,168
5,000,000(a)	Golub Capital Partners CLO 46M, Ltd., Series 2019-46A, Class A1A, 7.477% (3 Month Term SOFR + 206 bps), 4/20/32 (144A)	4,998,770
10,716,223(a)	Golub Capital Partners TALF LLC, Series 2020-1A, Class A, 7.627% (3 Month Term SOFR + 221 bps), 10/20/29 (144A)	10,709,675
19Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,405,000(a)	Gracie Point International Funding, Series 2022-1A, Class D, 9.82% (SOFR30A + 450 bps), 4/1/24 (144A)	$ 1,409,064
2,317,361(a)	Gracie Point International Funding, Series 2022-2A, Class A, 8.081% (SOFR30A + 275 bps), 7/1/24 (144A)	2,324,806
500,000(a)	Gracie Point International Funding, Series 2022-2A, Class D, 10.831% (SOFR30A + 550 bps), 7/1/24 (144A)	503,440
2,500,000(a)	Gracie Point International Funding, Series 2022-2A, Class E, 12.331% (SOFR30A + 700 bps), 7/1/24 (144A)	2,510,373
2,422,052(a)	Gracie Point International Funding, Series 2022-3A, Class A, 8.581% (SOFR30A + 325 bps), 11/1/24 (144A)	2,426,448
3,000,000(a)	Gracie Point International Funding, Series 2022-3A, Class C, 9.831% (SOFR30A + 450 bps), 11/1/24 (144A)	3,000,026
1,000,000(a)	Gracie Point International Funding, Series 2022-3A, Class D, 11.081% (SOFR30A + 575 bps), 11/1/24 (144A)	1,000,011
15,219,253(a)	Gracie Point International Funding, Series 2023-1A, Class A, 7.174% (SOFR90A + 195 bps), 9/1/26 (144A)	15,181,807
5,163,000(a)	Gracie Point International Funding, Series 2023-1A, Class C, 8.324% (SOFR90A + 310 bps), 9/1/26 (144A)	5,150,125
3,163,000(a)	Gracie Point International Funding, Series 2023-1A, Class D, 9.724% (SOFR90A + 450 bps), 9/1/26 (144A)	3,155,150
8,000,000(a)	Gracie Point International Funding, Series 2023-2A, Class A, 7.596% (SOFR90A + 225 bps), 3/1/27 (144A)	7,999,326
6,750,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class A2, 6.51%, 5/20/30 (144A)	6,804,871
2,640,000(a)	Great Lakes CLO VI LLC, Series 2021-6A, Class AX, 6.855% (3 Month Term SOFR + 146 bps), 1/15/34 (144A)	2,616,330
7,267,860(a)	Harvest SBA Loan Trust, Series 2023-1, Class A, 8.707% (SOFR30A + 325 bps), 10/25/50 (144A)	7,279,164
6,410,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26 (144A)	6,084,221
2,083,158(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class A, 6.473% (1 Month Term SOFR + 111 bps), 9/17/36 (144A)	2,035,876
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2320

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,180,750	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	$ 4,000,352
2,050,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	1,471,303
4,000,000(a)	ICG US CLO, Ltd., Series 2017-1A, Class ERR, 13.012% (3 Month Term SOFR + 762 bps), 7/28/34 (144A)	3,087,080
2,741,276(a)	Invitation Homes Trust, Series 2018-SFR4, Class A, 6.576% (1 Month Term SOFR + 121 bps), 1/17/38 (144A)	2,739,262
2,531,250(a)	Ivy Hill Middle Market Credit Fund IX, Ltd., Series 9A, Class XRR, 6.612% (3 Month Term SOFR + 120 bps), 4/23/34 (144A)	2,524,800
7,000,000(a)	Ivy Hill Middle Market Credit Fund XII, Ltd., Series 12A, Class A1TR, 7.277% (3 Month Term SOFR + 186 bps), 7/20/33 (144A)	6,917,036
9,433,615(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 7.088% (SOFR30A + 175 bps), 11/25/53 (144A)	9,475,023
18,354,385(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 7.038% (SOFR30A + 170 bps), 3/25/54 (144A)	18,422,791
12,250,000(a)	JP Morgan Mortgage Trust, Series 2023-HE3, Class A1, 6.937% (SOFR30A + 160 bps), 5/25/54	12,250,000
4,739	JPMorgan Chase Bank N.A. - CACLN, Series 2020-2, Class B, 0.84%, 2/25/28 (144A)	4,720
1,013,876	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class B, 0.875%, 9/25/28 (144A)	995,652
232,966	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class C, 1.024%, 9/25/28 (144A)	228,910
225,306	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class D, 1.174%, 9/25/28 (144A)	221,317
4,000,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class F, 4.28%, 9/25/28 (144A)	3,899,753
1,404,669	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class B, 0.889%, 12/26/28 (144A)	1,373,140
126,420	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class C, 0.969%, 12/26/28 (144A)	123,579
249,719	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class D, 1.138%, 12/26/28 (144A)	243,925
401,122	JPMorgan Chase Bank N.A. - CACLN, Series 2021-3, Class B, 0.76%, 2/26/29 (144A)	387,038
10,620,297	Kubota Credit Owner Trust, Series 2023-1A, Class A2, 5.40%, 2/17/26 (144A)	10,611,692
21Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,305,767	LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26 (144A)	$ 3,301,929
1,156,833(a)	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A1, 6.02% (1 Month Term SOFR + 66 bps), 11/25/42 (144A)	1,152,600
25,000(a)	LCM 28, Ltd., Series 28A, Class X, 6.577% (3 Month Term SOFR + 116 bps), 10/20/30 (144A)	24,999
6,459,737(a)	LCM XVIII LP, Series 18A, Class A1R, 6.697% (3 Month Term SOFR + 128 bps), 4/20/31 (144A)	6,450,822
11,050,000	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28 (144A)	11,201,663
6,475,320	Lendingpoint Asset Securitization Trust, Series 2022-C, Class A, 6.56%, 2/15/30 (144A)	6,471,750
6,287,587	LendingPoint Asset Securitization Trust, Series 2020-REV1, Class B, 4.494%, 10/15/28 (144A)	6,252,268
692,505	LendingPoint Pass-Through Trust, Series 2022-ST1, Class A, 2.50%, 3/15/28 (144A)	673,613
2,508,914	LFS LLC, Series 2021-A, Class A, 2.46%, 4/15/33 (144A)	2,425,753
6,281,485	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	6,294,359
3,018,794	Libra Solutions LLC, Series 2022-1A, Class A, 4.75%, 5/15/34 (144A)	3,009,226
7,331,860	Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/35 (144A)	7,324,200
3,503,325	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	3,503,325
5,004,718	Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26 (144A)	5,014,101
5,487,592	Lobel Automobile Receivables Trust, Series 2023-2, Class A, 7.59%, 4/16/29 (144A)	5,523,120
1,377,434	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	1,187,858
3,837,565(a)	Madison Park Funding XXX LTD, Series 2018-30A, Class A, 6.405% (3 Month Term SOFR + 101 bps), 4/15/29 (144A)	3,823,473
4,182,253(a)	Magnetite VII, Ltd., Series 2012-7A, Class A1R2, 6.455% (3 Month Term SOFR + 106 bps), 1/15/28 (144A)	4,172,349
5,000,000(a)	Magnetite XXXV, Ltd., Series 2022-35A, Class XR, 6.578% (3 Month Term SOFR + 120 bps), 10/25/36 (144A)	4,999,705
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2322

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
500,000(a)	Marble Point Clo XXV, Ltd., Series 2022-2A, Class X, 6.903% (3 Month Term SOFR + 155 bps), 10/20/36 (144A)	$ 499,924
332,335	Marlette Funding Trust, Series 2022-2A, Class A, 4.25%, 8/15/32 (144A)	331,822
715,148	Marlette Funding Trust, Series 2022-3A, Class A, 5.18%, 11/15/32 (144A)	713,144
12,165,469	Marlette Funding Trust, Series 2023-2A, Class A, 6.04%, 6/15/33 (144A)	12,147,323
3,180,640	Marlette Funding Trust, Series 2023-3A, Class A, 6.49%, 9/15/33 (144A)	3,184,013
7,441,571(a)	MCF CLO IX, Ltd., Series 2019-1A, Class A1R, 6.903% (3 Month Term SOFR + 150 bps), 7/17/31 (144A)	7,401,312
2,000,000(a)	MCF CLO IX, Ltd., Series 2019-1A, Class A2R, 7.153% (3 Month Term SOFR + 175 bps), 7/17/31 (144A)	1,942,614
6,930,000(a)	MCF CLO IX, Ltd., Series 2019-1A, Class CR, 8.103% (3 Month Term SOFR + 270 bps), 7/17/31 (144A)	6,702,731
2,500,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 14.827% (3 Month Term SOFR + 941 bps), 7/20/33 (144A)	2,389,223
4,401,373(a)	MCF CLO VIII, Ltd., Series 2018-1A, Class A2AR, 8.057% (3 Month Term SOFR + 266 bps), 7/18/30 (144A)	4,395,876
12,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 5/20/36 (144A)	12,125,494
10,000,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.50%, 9/21/26 (144A)	9,725,773
7,000,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B, 3.20%, 9/21/26 (144A)	6,625,903
3,000,000	Mercury Financial Credit Card Master Trust, Series 2022-2A, Class C, 10.83%, 3/22/27 (144A)	2,967,567
12,000,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 9/20/27 (144A)	12,131,198
4,601,848(a)	MF1, Ltd., Series 2020-FL4, Class A, 7.176% (1 Month Term SOFR + 181 bps), 11/15/35 (144A)	4,602,169
9,000,000(a)	MF1, Ltd., Series 2021-FL6, Class E, 8.423% (1 Month Term SOFR + 306 bps), 7/16/36 (144A)	8,323,371
1,525,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 8.023% (1 Month Term SOFR + 266 bps), 10/16/36 (144A)	1,420,037
3,300,000(a)	MF1, Ltd., Series 2021-FL7, Class E, 8.273% (1 Month Term SOFR + 291 bps), 10/16/36 (144A)	3,003,792
8,290,000(a)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R, 7.096% (3 Month Term SOFR + 173 bps), 10/18/33 (144A)	8,285,217
23Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
9,500,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23%, 7/17/28 (144A)	$ 9,509,518
2,500,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03%, 7/17/28 (144A)	2,521,674
7,590,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	7,669,029
3,272,242(a)	MJX Venture Management II LLC, Series 2014-18RR, Class A, 6.875% (3 Month USD LIBOR + 122 bps), 10/16/29 (144A)	3,271,349
1,000,000(a)	Monroe Capital MML CLO VII, Ltd., Series 2018-2A, Class C, 8.633% (3 Month Term SOFR + 326 bps), 11/22/30 (144A)	981,783
1,100,000(a)	Monroe Capital MML CLO VII, Ltd., Series 2018-2A, Class D, 9.683% (3 Month Term SOFR + 431 bps), 11/22/30 (144A)	1,034,481
77,682(a)	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 6.03% (1 Month Term SOFR + 67 bps), 2/25/36	76,645
1,000,000(a)	Mountain View CLO XVII, Ltd., Series 2023-1A, Class X, 7.13% (3 Month Term SOFR + 170 bps), 9/14/36 (144A)	999,510
1,557,794	MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41 (144A)	1,430,949
749,653	MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/36 (144A)	722,284
1,155,356(a)	National Collegiate Trust, Series 2007-A, Class A, 5.765% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	1,119,900
718,351	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (144A)	622,638
3,146,371(a)	Navient Student Loan Trust, Series 2021-1A, Class A1B, 6.052% (SOFR30A + 71 bps), 12/26/69 (144A)	3,092,551
3,504,672(a)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 5.714% (SOFR90A + 36 bps), 3/23/37	3,440,083
820,434	Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.36%, 4/20/62 (144A)	742,771
4,192,820(a)	Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 6.162% (1 Month Term SOFR + 80 bps), 4/20/62 (144A)	4,123,776
2,500,000(a)	Neuberger Berman CLO XXI, Ltd., Series 2016-21A, Class XR2, 6.577% (3 Month Term SOFR + 116 bps), 4/20/34 (144A)	2,498,955
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2324

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,700,000(a)	Newday Funding Master Issuer Plc, Series 2023-1A, Class A2, 7.072% (SOFR + 175 bps), 11/15/31 (144A)	$ 5,684,473
1,507,510(a)	Newtek Small Business Loan Trust, Series 2018-1, Class A, 7.95% (PRIME - 55 bps), 2/25/44 (144A)	1,494,297
1,507,510(a)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 9.25% (PRIME + 75 bps), 2/25/44 (144A)	1,497,598
3,113,369(a)	Newtek Small Business Loan Trust, Series 2019-1, Class A, 7.60% (PRIME - 90 bps), 12/25/44 (144A)	3,079,385
664,185(a)	Newtek Small Business Loan Trust, Series 2019-1, Class B, 8.75% (PRIME + 25 bps), 12/25/44 (144A)	654,631
2,932,210(a)	Newtek Small Business Loan Trust, Series 2021-1, Class A, 8.25% (PRIME - 25 bps), 12/25/48 (144A)	2,880,809
4,062,003(a)	Newtek Small Business Loan Trust, Series 2023-1, Class A, 8.00% (PRIME - 50 bps), 7/25/50 (144A)	4,045,325
151,124	NMEF Funding LLC, Series 2021-A, Class B, 1.85%, 12/15/27 (144A)	149,496
3,807,000	NMEF Funding LLC, Series 2021-A, Class D, 5.78%, 12/15/27 (144A)	3,745,008
7,000,000	NMEF Funding LLC, Series 2023-A, Class A2, 6.57%, 6/17/30 (144A)	7,068,836
85,702(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 4.121% (1 Month Term SOFR + 89 bps), 5/25/33	82,505
1,698,952	Oasis Securitization Funding LLC, Series 2021-2A, Class A, 2.143%, 10/15/33 (144A)	1,683,814
837,175	Oasis Securitization Funding LLC, Series 2021-2A, Class B, 5.147%, 10/15/33 (144A)	827,470
1,500,000(a)	Ocean Trails CLO XII, Ltd., Series 2022-12A, Class E, 13.526% (3 Month Term SOFR + 811 bps), 7/20/35 (144A)	1,420,287
1,286,905	Octane Receivables Trust, Series 2021-1A, Class A, 0.93%, 3/22/27 (144A)	1,267,526
2,750,000	Octane Receivables Trust, Series 2021-1A, Class C, 2.23%, 11/20/28 (144A)	2,596,654
322,587	Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (144A)	314,023
40,516	Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28 (144A)	40,051
2,813,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	2,726,087
2,924,136	Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (144A)	2,929,791
25Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
9,316,023	Octane Receivables Trust, Series 2023-2A, Class A2, 5.88%, 6/20/31 (144A)	$ 9,333,942
8,000,000	Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (144A)	8,083,290
526,070	Oportun Funding LLC, Series 2022-1, Class A, 3.25%, 6/15/29 (144A)	524,165
3,313,148	Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28 (144A)	3,154,991
1,656,574	Oportun Funding XIV LLC, Series 2021-A, Class D, 5.40%, 3/8/28 (144A)	1,546,222
10,000,000	Oportun Issuance Trust, Series 2021-C, Class A, 2.18%, 10/8/31 (144A)	9,227,281
203,769	Oscar US Funding X LLC, Series 2019-1A, Class A4, 3.27%, 5/10/26 (144A)	203,232
4,000,000(a)	OSD CLO, Ltd., Series 2021-23A, Class D, 8.614% (3 Month Term SOFR + 321 bps), 4/17/31 (144A)	3,941,324
5,000,000(a)	Owl Rock CLO I LLC, Series 2019-1A, Class B, 8.329% (3 Month Term SOFR + 296 bps), 5/20/31 (144A)	4,975,000
11,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 7.227% (3 Month Term SOFR + 181 bps), 4/20/33 (144A)	10,831,953
2,600,000(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A1R, 7.229% (3 Month Term SOFR + 186 bps), 8/20/33 (144A)	2,549,149
5,540,000	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	5,203,202
46,447	Pagaya AI Debt Selection Trust, Series 2021-5, Class A, 1.53%, 8/15/29 (144A)	46,238
6,674,142	Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/29 (144A)	6,572,978
8,424,157	Pagaya AI Debt Trust, Series 2022-5, Class A, 8.096%, 6/17/30 (144A)	8,539,156
15,423,861	Pagaya AI Debt Trust, Series 2023-1, Class A, 7.556%, 7/15/30 (144A)	15,490,319
19,429,877	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	19,538,467
8,217,166	Pagaya AI Debt Trust, Series 2023-5, Class A, 7.179%, 4/15/31 (144A)	8,240,835
2,569,834(c)	Pagaya AI Debt Trust, Series 2023-5, Class AB, 7.286%, 4/15/31 (144A)	2,578,505
2,249,981	Pagaya AI Debt Trust, Series 2023-5, Class B, 7.625%, 4/15/31 (144A)	2,270,178
15,000,000	Pagaya AI Debt Trust, Series 2023-7, Class B, 7.549%, 7/15/31 (144A)	15,125,130
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2326

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,000,000(a)	Palmer Square CLO, Ltd., Series 2020-3A, Class X, 6.575% (3 Month Term SOFR + 120 bps), 11/15/36 (144A)	$ 2,000,000
4,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-4A, Class C, 9.241% (3 Month Term SOFR + 386 bps), 11/25/28 (144A)	3,981,524
1,250,000(a)	Palmer Square Loan Funding, Ltd., Series 2021-2A, Class D, 10.629% (3 Month Term SOFR + 526 bps), 5/20/29 (144A)	1,241,034
13,583,596(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class A1, 6.444% (3 Month Term SOFR + 105 bps), 4/15/30 (144A)	13,532,196
3,250,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	3,018,942
2,349,618	PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/34 (144A)	2,257,481
3,000,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	2,161,140
4,971,354	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	4,996,450
2,500,000	PFS Financing Corp., Series 2021-A, Class A, 0.71%, 4/15/26 (144A)	2,461,528
5,574,213	Prestige Auto Receivables Trust, Series 2023-1A, Class A2, 5.88%, 3/16/26 (144A)	5,570,901
3,129,349(a)	Prodigy Finance CMDAC, Series 2021-1A, Class A, 6.72% (1 Month Term SOFR + 136 bps), 7/25/51 (144A)	3,102,401
1,027,474	Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.06%, 7/16/29 (144A)	1,032,148
4,860,000	Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/25 (144A)	4,851,461
2,310,000	Purchasing Power Funding LLC, Series 2021-A, Class D, 4.37%, 10/15/25 (144A)	2,274,345
10,994,140	Reach ABS Trust, Series 2023-1A, Class A, 7.05%, 2/18/31 (144A)	11,024,026
568,079	Reach Financial LLC, Series 2022-1A, Class A, 3.76%, 11/15/29 (144A)	564,888
4,198,982(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 8.00% (PRIME - 50 bps), 12/27/44 (144A)	4,135,253
11,302,991(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.57% (PRIME + 7 bps), 4/25/48 (144A)	11,358,885
27Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,807,058(a)	Regatta VI Funding, Ltd., Series 2016-1A, Class XR, 6.477% (3 Month Term SOFR + 106 bps), 4/20/34 (144A)	$ 1,806,373
2,647,059(a)	Regatta VII Funding, Ltd., Series 2016-1A, Class X, 6.482% (3 Month Term SOFR + 111 bps), 6/20/34 (144A)	2,636,415
3,250,000(a)	Regatta XXIII Funding, Ltd., Series 2021-4A, Class X, 6.627% (3 Month Term SOFR + 121 bps), 1/20/35 (144A)	3,249,838
835,190	Republic Finance Issuance Trust, Series 2020-A, Class A, 2.47%, 11/20/30 (144A)	819,874
11,060,000	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 3/25/32 (144A)	11,120,757
925,205(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class A, 1.259%, 11/25/31 (144A)	890,440
1,283,733(a)	Rockford Tower CLO, Ltd., Series 2018-1A, Class A, 6.729% (3 Month Term SOFR + 136 bps), 5/20/31 (144A)	1,283,025
7,500,000(a)	Rosy Blue Carat SCS, Series 2018-1, Class A2R, 0.000% (1 Month Term SOFR + 411 bps), 3/15/30 (144A)	7,605,750
10,722,076	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/32 (144A)	10,630,742
3,627,351	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (144A)	3,614,181
2,539,146	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.793%, 8/16/32 (144A)	2,537,295
915,721	Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	892,124
294,879	Santander Consumer Auto Receivables Trust, Series 2021-BA, Class B, 1.45%, 10/16/28 (144A)	293,398
929,894	Santander Consumer Auto Receivables Trust, Series 2021-CA, Class C, 2.97%, 6/15/28 (144A)	903,128
2,500,000	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27	2,452,586
1,341,363	Santander Drive Auto Receivables Trust, Series 2022-4, Class A3, 4.14%, 2/16/27	1,332,012
5,500,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class A2, 6.31%, 7/15/27	5,520,329
359,104	SCF Equipment Leasing LLC, Series 2021-1A, Class A3, 0.83%, 8/21/28 (144A)	353,860
354,535	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class A, 0.99%, 11/20/37 (144A)	334,077
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2328

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,600,000(a)	Silver Rock CLO II, Ltd., Series 2021-2A, Class X, 6.727% (3 Month Term SOFR + 131 bps), 1/20/35 (144A)	$ 1,599,442
3,453,239(a)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 5.886% (3 Month Term SOFR + 50 bps), 12/16/41	3,354,303
2,348,015(a)	SMB Private Education Loan Trust, Series 2018-B, Class A2B, 6.196% (1 Month Term SOFR + 83 bps), 1/15/37 (144A)	2,324,161
5,082,636(a)	SMB Private Education Loan Trust, Series 2023-B, Class A1B, 7.138% (SOFR30A + 180 bps), 10/16/56 (144A)	5,145,716
6,957,851(a)	SMB Private Education Loan Trust, Series 2023-C, Class A1B, 6.888% (SOFR30A + 155 bps), 11/15/52 (144A)	6,962,817
524,600	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31 (144A)	524,254
3,000,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 9.24% (3 Month Term SOFR + 386 bps), 7/25/30 (144A)	2,932,446
1,724,772	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	1,591,010
4,739,695(a)	STAR Trust, Series 2021-SFR2, Class A, 6.426% (1 Month Term SOFR + 106 bps), 1/17/24 (144A)	4,714,976
6,250,000(a)	STAR Trust, Series 2021-SFR2, Class E, 7.476% (1 Month Term SOFR + 211 bps), 1/17/24 (144A)	5,928,896
1,947,784	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	1,807,165
8,983,838(a)	STWD, Ltd., Series 2021-FL2, Class A, 6.673% (1 Month Term SOFR + 131 bps), 4/18/38 (144A)	8,781,356
6,000,000(a)	STWD, Ltd., Series 2021-SIF1, Class A, 7.155% (3 Month Term SOFR + 176 bps), 4/15/32 (144A)	5,980,932
3,320,000(a)	STWD, Ltd., Series 2021-SIF1, Class C, 8.005% (3 Month Term SOFR + 261 bps), 4/15/32 (144A)	3,284,237
12,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class A1, 6.944% (3 Month Term SOFR + 155 bps), 1/15/33 (144A)	11,959,684
6,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class D, 9.244% (3 Month Term SOFR + 385 bps), 1/15/33 (144A)	5,990,481
1,908,573(a)	Symphony CLO XIX, Ltd., Series 2018-19A, Class A, 6.615% (3 Month Term SOFR + 122 bps), 4/16/31 (144A)	1,905,723
43,147	Theorem Funding Trust, Series 2022-1A, Class A, 1.85%, 2/15/28 (144A)	43,070
29Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,750,000(a)	THL Credit Wind River CLO, Ltd., Series 2019-1A, Class XR, 6.627% (3 Month Term SOFR + 121 bps), 7/20/34 (144A)	$ 2,748,757
2,750,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	2,641,708
751,378(a)	Towd Point Asset Trust, Series 2018-SL1, Class A, 6.07% (1 Month Term SOFR + 71 bps), 1/25/46 (144A)	749,989
11,000,000(a)	Towd Point Asset Trust, Series 2018-SL1, Class B, 6.52% (1 Month Term SOFR + 116 bps), 1/25/46 (144A)	10,808,274
11,500,000(a)	Trafigura Securitisation Finance Plc, Series 2021-1A, Class A1, 6.006% (1 Month Term SOFR + 64 bps), 1/15/25 (144A)	11,384,828
2,280,000	Trafigura Securitisation Finance Plc, Series 2021-1A, Class A2, 1.08%, 1/15/25 (144A)	2,193,782
2,000,000	Trafigura Securitisation Finance Plc, Series 2021-1A, Class B, 1.78%, 1/15/25 (144A)	1,873,614
3,250,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.23%, 9/15/26 (144A)	3,208,998
5,000,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class E, 7.79%, 8/16/27 (144A)	4,830,976
3,519,167	Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.48%, 8/17/26 (144A)	3,516,576
3,795,000(a)	Trinitas CLO XI, Ltd., Series 2019-11A, Class X, 6.585% (3 Month Term SOFR + 119 bps), 7/15/34 (144A)	3,772,909
861,033	TVEST LLC, Series 2021-A, Class A, 2.35%, 9/15/33 (144A)	853,549
4,700,000	United Auto Credit Securitization Trust, Series 2021-1, Class F, 4.30%, 9/10/27 (144A)	4,568,863
2,373,170	United Auto Credit Securitization Trust, Series 2022-2, Class B, 5.41%, 12/10/25 (144A)	2,370,024
368,964	United Auto Credit Securitization Trust, Series 2023-1, Class A, 5.57%, 7/10/25 (144A)	368,753
15,200	Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.50%, 3/20/28 (144A)	15,062
365,531	Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	348,515
1,508,882	Upstart Pass-Through Trust, Series 2021-ST5, Class A, 2.00%, 7/20/27 (144A)	1,461,510
2,582,478	Upstart Pass-Through Trust, Series 2022-ST2, Class A, 3.80%, 4/20/30 (144A)	2,512,914
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2330

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
633,726	Upstart Securitization Trust, Series 2021-5, Class A, 1.31%, 11/20/31 (144A)	$ 629,247
1,750,000	US Bank NA, Series 2023-1, Class B, 6.789%, 8/25/32 (144A)	1,757,303
4,900,000	Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31 (144A)	4,922,343
2,000,000	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	1,917,608
9,600,000	Veros Auto Receivables Trust, Series 2022-1, Class C, 5.03%, 8/16/27 (144A)	9,383,836
3,955,136	Veros Auto Receivables Trust, Series 2023-1, Class A, 7.12%, 11/15/28 (144A)	3,970,360
3,000,000	Veros Auto Receivables Trust, Series 2023-1, Class C, 8.32%, 11/15/28 (144A)	2,992,263
1,432,982	VFI ABS LLC, Series 2022-1A, Class A, 2.23%, 3/24/28 (144A)	1,406,880
11,761,471	VFI ABS LLC, Series 2023-1A, Class A, 7.27%, 3/26/29 (144A)	11,833,899
2,199,591(a)	Voya CLO, Ltd., Series 2018-1A, Class A1, 6.608% (3 Month Term SOFR + 121 bps), 4/19/31 (144A)	2,193,925
328,012	Westgate Resorts LLC, Series 2020-1A, Class A, 2.713%, 3/20/34 (144A)	323,885
393,614	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	390,258
3,428,126	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	3,259,106
4,400,687	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	4,381,536
5,186,296(a)	Westlake Automobile Receivables Trust, Series 2023-1A, Class A2B, 6.188% (SOFR30A + 85 bps), 6/15/26 (144A)	5,189,875
6,817,960(a)	Westlake Automobile Receivables Trust, Series 2023-2A, Class A2B, 6.088% (SOFR30A + 75 bps), 7/15/26 (144A)	6,821,577
6,583,458	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	5,053,173
4,150(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 5.75% (1 Month Term SOFR + 39 bps), 5/25/28	4,136
5,000,000(a)	Woodmont Trust, Series 2020-7A, Class A1A, 7.555% (3 Month Term SOFR + 216 bps), 1/15/32 (144A)	4,985,125
10,888,035(a)	Woodmont Trust, Series 2023-12A, Class A1A, 7.878% (3 Month Term SOFR + 250 bps), 7/25/31 (144A)	10,874,490
31Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,797,529(a)	World Omni Select Auto Trust, Series 2023-A, Class A2B, 6.188% (SOFR30A + 85 bps), 3/15/27	$ 3,800,866
6,500,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 7.655% (3 Month Term SOFR + 226 bps), 7/16/31 (144A)	6,467,162
6,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 10.655% (3 Month Term SOFR + 526 bps), 7/16/31 (144A)	5,794,788
	Total Asset Backed Securities (Cost $1,637,109,817)	$1,620,383,736

	Collateralized Mortgage Obligations—9.5% of Net Assets
24,643(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 4.844%, 6/25/30	$ 24,547
2,836,025(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 8.17% (1 Month Term SOFR + 281 bps), 3/25/29 (144A)	2,854,721
2,800,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 7.97% (1 Month Term SOFR + 261 bps), 7/25/29 (144A)	2,809,668
6,613,208(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 6.337% (SOFR30A + 100 bps), 9/25/31 (144A)	6,565,811
15,000,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M1C, 6.887% (SOFR30A + 155 bps), 9/25/31 (144A)	14,846,822
15,964,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 9.037% (SOFR30A + 370 bps), 1/26/32 (144A)	16,173,117
466,287(c)	BRAVO Residential Funding Trust, Series 2021-NQM2, Class A2, 1.28%, 3/25/60 (144A)	430,079
32,273(c)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class A, 2.80%, 6/25/69 (144A)	31,452
2,112,093(c)	CFMT LLC, Series 2022-HB8, Class A, 3.75%, 4/25/25 (144A)	2,071,414
8,000,000(c)	CFMT LLC, Series 2022-HB8, Class M3, 3.75%, 4/25/25 (144A)	6,944,400
7,345,382(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, 6.537% (SOFR30A + 120 bps), 2/25/50 (144A)	7,093,113
1,901,158(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 6.687% (SOFR30A + 135 bps), 2/25/50 (144A)	1,815,828
1,094,606(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 6.887% (SOFR30A + 155 bps), 2/25/50 (144A)	1,013,697
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2332

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
10,579,662(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 7.602% (SOFR30A + 226 bps), 11/25/39 (144A)	$ 10,671,339
498,860(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, 6.187% (SOFR30A + 85 bps), 12/25/41 (144A)	497,215
9,029,682(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, 6.337% (SOFR30A + 100 bps), 12/25/41 (144A)	9,005,969
2,515,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 7.237% (SOFR30A + 190 bps), 12/25/41 (144A)	2,518,925
5,191,638(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1, 6.537% (SOFR30A + 120 bps), 1/25/42 (144A)	5,174,194
9,190,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 8.337% (SOFR30A + 300 bps), 1/25/42 (144A)	9,313,246
6,868,130(a)	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1, 7.337% (SOFR30A + 200 bps), 3/25/42 (144A)	6,932,930
2,645,654(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 7.837% (SOFR30A + 250 bps), 9/25/42 (144A)	2,691,660
8,346,987(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 7.737% (SOFR30A + 240 bps), 12/25/42 (144A)	8,507,248
4,119,252(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 7.637% (SOFR30A + 230 bps), 1/25/43 (144A)	4,217,042
3,271,531(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 7.837% (SOFR30A + 250 bps), 4/25/43 (144A)	3,322,861
5,023,957(a)	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 7.037% (SOFR30A + 170 bps), 7/25/43 (144A)	5,044,603
771,838(a)	Eagle Re, Ltd., Series 2020-1, Class M1B, 6.92% (1 Month Term SOFR + 156 bps), 1/25/30 (144A)	771,601
3,360,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 8.787% (SOFR30A + 345 bps), 4/25/34 (144A)	3,434,486
6,860,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1A, 7.337% (SOFR30A + 200 bps), 9/26/33 (144A)	6,874,108
33Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
6,770,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.287% (SOFR30A + 395 bps), 9/26/33 (144A)	$ 6,802,220
7,265,334(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2C, 8.302% (SOFR30A + 296 bps), 11/25/29	7,515,833
2,597,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C06, Class 2M2C, 8.252% (SOFR30A + 291 bps), 2/25/30	2,680,528
1,263,613(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1EB1, 5.902% (SOFR30A + 56 bps), 7/25/30	1,264,503
2,932,475(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 8.002% (SOFR30A + 266 bps), 12/25/30	3,011,396
887,247(a)	Fannie Mae Trust, Series 2003-W6, Class F, 5.802% (SOFR30A + 46 bps), 9/25/42	885,531
310,548(a)	Fannie Mae Trust, Series 2005-W3, Class 2AF, 5.672% (SOFR30A + 33 bps), 3/25/45	307,456
26,813(c)	Fannie Mae Trust, Series 2005-W3, Class 3A, 4.17%, 4/25/45	25,775
30,759(c)	Fannie Mae Trust, Series 2005-W4, Class 3A, 3.937%, 6/25/45	29,929
283,229(a)	Fannie Mae Whole Loan, Series 2007-W1, Class 1AF1, 5.712% (SOFR30A + 37 bps), 11/25/46	280,341
2,869(a)	Federal Home Loan Mortgage Corp. REMICs, Series 1695, Class EG, 6.503% (SOFR30A + 116 bps), 3/15/24	2,871
59,176(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2106, Class F, 5.903% (SOFR30A + 56 bps), 12/15/28	59,058
32,064(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2122, Class FD, 5.803% (SOFR30A + 46 bps), 2/15/29	31,951
5,650(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2156, Class FQ, 5.803% (SOFR30A + 46 bps), 5/15/29	5,647
52,637(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2186, Class FY, 6.053% (SOFR30A + 71 bps), 4/15/28	52,747
17,004(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2368, Class AF, 6.403% (SOFR30A + 106 bps), 10/15/31	17,189
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2334

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
18,371(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2377, Class FE, 6.053% (SOFR30A + 71 bps), 11/15/31	$ 18,381
46,635(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2411, Class FR, 6.053% (SOFR30A + 71 bps), 6/15/31	46,664
41,734(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2432, Class FH, 6.153% (SOFR30A + 81 bps), 3/15/32	42,000
109,123(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 6.453% (SOFR30A + 111 bps), 3/15/32	110,748
147,410(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 6.453% (SOFR30A + 111 bps), 3/15/32	149,543
92,196(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2471, Class FD, 6.453% (SOFR30A + 111 bps), 3/15/32	93,569
29,069(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2498, Class FQ, 6.053% (SOFR30A + 71 bps), 9/15/32	29,079
28,451(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2543, Class EF, 5.803% (SOFR30A + 46 bps), 12/15/32	28,316
166,039(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2551, Class FD, 5.853% (SOFR30A + 51 bps), 1/15/33	165,918
102,594(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2567, Class FJ, 5.853% (SOFR30A + 51 bps), 2/15/33	102,320
45,146(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2577, Class FA, 6.003% (SOFR30A + 66 bps), 2/15/33	45,101
3,795(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2585, Class FD, 5.953% (SOFR30A + 61 bps), 12/15/32	3,785
54,107(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2614, Class FV, 6.945% (SOFR30A + 161 bps), 5/15/33	54,534
79,308(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2631, Class FC, 5.853% (SOFR30A + 51 bps), 6/15/33	79,232
35Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
40,011(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2711, Class FA, 6.453% (SOFR30A + 111 bps), 11/15/33	$ 40,750
50,786(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 5.703% (SOFR30A + 36 bps), 1/15/35	50,415
180,077(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2976, Class LF, 5.793% (SOFR30A + 45 bps), 5/15/35	177,893
35,551(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3012, Class FE, 5.703% (SOFR30A + 36 bps), 8/15/35	35,418
42,395(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 5.703% (SOFR30A + 36 bps), 8/15/35	42,146
33,435(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3067, Class FA, 5.803% (SOFR30A + 46 bps), 11/15/35	33,011
22,175(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 5.753% (SOFR30A + 41 bps), 1/15/36	21,961
68,506(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class EF, 5.803% (SOFR30A + 46 bps), 2/15/36	67,947
139,798(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 5.753% (SOFR30A + 41 bps), 2/15/36	138,066
68,983(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3122, Class FP, 5.753% (SOFR30A + 41 bps), 3/15/36	68,494
42,061(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3147, Class PF, 5.753% (SOFR30A + 41 bps), 4/15/36	41,761
122,256(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 5.873% (SOFR30A + 53 bps), 6/15/36	120,411
282,896(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3175, Class FE, 5.763% (SOFR30A + 42 bps), 6/15/36	279,471
163,041(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 5.953% (SOFR30A + 61 bps), 7/15/36	161,645
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2336

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
14,707(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3191, Class FE, 5.853% (SOFR30A + 51 bps), 7/15/36	$ 14,601
122,711(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3221, Class FW, 5.873% (SOFR30A + 53 bps), 9/15/36	121,224
40,981(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3222, Class FN, 5.853% (SOFR30A + 51 bps), 9/15/36	40,470
135,400(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 5.803% (SOFR30A + 46 bps), 11/15/36	133,362
65,525(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 5.803% (SOFR30A + 46 bps), 11/15/36	64,575
108,204(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3247, Class FA, 5.703% (SOFR30A + 36 bps), 8/15/36	105,710
172,372(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3266, Class F, 5.753% (SOFR30A + 41 bps), 1/15/37	168,357
91,686(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3307, Class FT, 5.693% (SOFR30A + 35 bps), 7/15/34	90,166
8,327(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3315, Class F, 5.793% (SOFR30A + 45 bps), 5/15/37	8,162
254,126(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 6.033% (SOFR30A + 69 bps), 10/15/37	252,451
29,717(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3376, Class FM, 6.073% (SOFR30A + 73 bps), 10/15/37	29,569
89,925(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3560, Class FA, 6.50% (SOFR30A + 136 bps), 5/15/37	89,993
155,526(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 6.153% (SOFR30A + 81 bps), 12/15/39	155,524
46,437(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3708, Class PF, 5.803% (SOFR30A + 46 bps), 7/15/40	46,244
37Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
13,805(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3867, Class FD, 5.803% (SOFR30A + 46 bps), 5/15/41	$ 13,681
12,381(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 5.653% (SOFR30A + 31 bps), 8/15/26	12,360
5,005(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3970, Class GF, 5.753% (SOFR30A + 41 bps), 9/15/26	5,005
17,108(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3982, Class FL, 6.003% (SOFR30A + 66 bps), 12/15/39	17,099
26,624(a)	Federal Home Loan Mortgage Corp. REMICs, Series 4056, Class QF, 5.803% (SOFR30A + 46 bps), 12/15/41	26,405
1,947(a)	Federal National Mortgage Association REMICs, Series 1994-40, Class FC, 5.952% (SOFR30A + 61 bps), 3/25/24	1,947
3,685(a)	Federal National Mortgage Association REMICs, Series 1997-46, Class FA, 5.953% (SOFR30A + 61 bps), 7/18/27	3,658
1,715(a)	Federal National Mortgage Association REMICs, Series 1998-21, Class F, 4.858% (1 Year CMT Index + 35 bps), 3/25/28	1,708
19,944(a)	Federal National Mortgage Association REMICs, Series 2000-47, Class FD, 6.002% (SOFR30A + 66 bps), 12/25/30	19,932
70,698(a)	Federal National Mortgage Association REMICs, Series 2001-35, Class F, 6.052% (SOFR30A + 71 bps), 7/25/31	70,736
25,111(a)	Federal National Mortgage Association REMICs, Series 2001-37, Class F, 5.952% (SOFR30A + 61 bps), 8/25/31	25,081
146,099(a)	Federal National Mortgage Association REMICs, Series 2001-50, Class FQ, 6.052% (SOFR30A + 71 bps), 11/25/31	146,177
64,284(a)	Federal National Mortgage Association REMICs, Series 2001-65, Class F, 6.052% (SOFR30A + 71 bps), 11/25/31	64,487
42,008(a)	Federal National Mortgage Association REMICs, Series 2001-69, Class FA, 6.052% (SOFR30A + 71 bps), 7/25/31	42,029
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2338

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
78,207(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 6.352% (SOFR30A + 101 bps), 12/25/31	$ 78,924
28,376(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 6.103% (SOFR30A + 76 bps), 1/18/32	28,430
53,847(a)	Federal National Mortgage Association REMICs, Series 2002-1, Class FC, 6.152% (SOFR30A + 81 bps), 1/25/32	54,177
124,693(a)	Federal National Mortgage Association REMICs, Series 2002-13, Class FD, 6.352% (SOFR30A + 101 bps), 3/25/32	125,594
82,436(a)	Federal National Mortgage Association REMICs, Series 2002-34, Class FA, 5.953% (SOFR30A + 61 bps), 5/18/32	82,516
85,427(a)	Federal National Mortgage Association REMICs, Series 2002-56, Class FN, 6.452% (SOFR30A + 111 bps), 7/25/32	86,702
29,664(a)	Federal National Mortgage Association REMICs, Series 2002-58, Class FD, 6.052% (SOFR30A + 71 bps), 8/25/32	29,761
57,692(a)	Federal National Mortgage Association REMICs, Series 2002-77, Class F, 6.052% (SOFR30A + 71 bps), 12/25/32	58,001
39,864(a)	Federal National Mortgage Association REMICs, Series 2002-82, Class FB, 5.952% (SOFR30A + 61 bps), 12/25/32	39,874
52,536(a)	Federal National Mortgage Association REMICs, Series 2002-90, Class FH, 5.952% (SOFR30A + 61 bps), 9/25/32	52,405
29,238(a)	Federal National Mortgage Association REMICs, Series 2002-92, Class FB, 6.102% (SOFR30A + 76 bps), 4/25/30	29,364
55,742(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 5.952% (SOFR30A + 61 bps), 1/25/33	55,865
96,534(a)	Federal National Mortgage Association REMICs, Series 2003-107, Class FD, 5.952% (SOFR30A + 61 bps), 11/25/33	96,743
144,606(a)	Federal National Mortgage Association REMICs, Series 2003-31, Class FM, 5.952% (SOFR30A + 61 bps), 4/25/33	144,922
39Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
58,908(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 5.952% (SOFR30A + 61 bps), 5/25/33	$ 58,795
45,501(a)	Federal National Mortgage Association REMICs, Series 2003-7, Class FA, 6.202% (SOFR30A + 86 bps), 2/25/33	45,864
65,444(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 5.802% (SOFR30A + 46 bps), 2/25/33	65,379
99,019(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 5.852% (SOFR30A + 51 bps), 7/25/34	98,740
26,002(a)	Federal National Mortgage Association REMICs, Series 2004-54, Class FN, 5.902% (SOFR30A + 56 bps), 7/25/34	25,972
33,570(a)	Federal National Mortgage Association REMICs, Series 2004-79, Class FM, 5.752% (SOFR30A + 41 bps), 11/25/24	33,542
93,834(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 5.752% (SOFR30A + 41 bps), 10/25/35	92,832
103,740(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 5.762% (SOFR30A + 42 bps), 2/25/35	103,295
58,811(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 5.772% (SOFR30A + 43 bps), 11/25/36	58,106
19,436(a)	Federal National Mortgage Association REMICs, Series 2006-11, Class FB, 5.752% (SOFR30A + 41 bps), 3/25/36	19,199
29,526(a)	Federal National Mortgage Association REMICs, Series 2006-115, Class BF, 5.692% (SOFR30A + 35 bps), 12/25/36	29,123
64,870(a)	Federal National Mortgage Association REMICs, Series 2006-34, Class FA, 5.762% (SOFR30A + 42 bps), 5/25/36	64,012
110,515(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 5.902% (SOFR30A + 56 bps), 6/25/36	109,725
43,873(a)	Federal National Mortgage Association REMICs, Series 2006-56, Class FC, 5.742% (SOFR30A + 40 bps), 7/25/36	43,607
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2340

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
11,206(a)	Federal National Mortgage Association REMICs, Series 2006-70, Class BF, 6.002% (SOFR30A + 66 bps), 8/25/36	$ 11,076
21,785(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 6.022% (SOFR30A + 68 bps), 9/25/36	21,653
21,264(a)	Federal National Mortgage Association REMICs, Series 2007-100, Class YF, 6.002% (SOFR30A + 66 bps), 10/25/37	21,085
32,434(a)	Federal National Mortgage Association REMICs, Series 2007-103, Class AF, 6.452% (SOFR30A + 111 bps), 3/25/37	32,970
32,439(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 6.072% (SOFR30A + 73 bps), 12/25/37	32,200
39,718(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 5.702% (SOFR30A + 36 bps), 3/25/37	38,665
67,159(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 5.702% (SOFR30A + 36 bps), 2/25/37	65,551
32,077(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 5.852% (SOFR30A + 51 bps), 5/25/37	31,612
134,076(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 5.692% (SOFR30A + 35 bps), 6/25/37	131,984
12,074(a)	Federal National Mortgage Association REMICs, Series 2007-57, Class FA, 5.682% (SOFR30A + 34 bps), 6/25/37	11,930
36,826(a)	Federal National Mortgage Association REMICs, Series 2007-58, Class FA, 5.702% (SOFR30A + 36 bps), 6/25/37	36,052
25,468(a)	Federal National Mortgage Association REMICs, Series 2007-66, Class FB, 5.852% (SOFR30A + 51 bps), 7/25/37	25,393
82,880(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 5.652% (SOFR30A + 31 bps), 2/25/37	81,543
119,601(a)	Federal National Mortgage Association REMICs, Series 2007-85, Class FG, 5.952% (SOFR30A + 61 bps), 9/25/37	115,941
41Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
164,238(a)	Federal National Mortgage Association REMICs, Series 2007-91, Class FB, 6.052% (SOFR30A + 71 bps), 10/25/37	$ 163,295
52,949(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 6.022% (SOFR30A + 68 bps), 9/25/37	52,771
30,572(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 6.002% (SOFR30A + 66 bps), 9/25/37	30,271
15,491(a)	Federal National Mortgage Association REMICs, Series 2007-98, Class FD, 5.902% (SOFR30A + 56 bps), 6/25/37	15,304
17,541(a)	Federal National Mortgage Association REMICs, Series 2008-6, Class FA, 6.152% (SOFR30A + 81 bps), 2/25/38	17,496
89,472(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 6.672% (SOFR30A + 133 bps), 10/25/38	91,291
46,773(a)	Federal National Mortgage Association REMICs, Series 2009-113, Class FB, 6.002% (SOFR30A + 66 bps), 1/25/40	46,425
22,879(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class FD, 6.052% (SOFR30A + 71 bps), 5/25/40	22,719
86,130(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class IF, 5.952% (SOFR30A + 61 bps), 5/25/40	85,461
83,505(a)	Federal National Mortgage Association REMICs, Series 2012-40, Class PF, 5.952% (SOFR30A + 61 bps), 4/25/42	82,369
664,786(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class M1, 6.087% (SOFR30A + 75 bps), 10/25/33 (144A)	662,880
5,154,422(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M2, 6.987% (SOFR30A + 165 bps), 1/25/34 (144A)	5,175,995
3,508,931(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M1, 6.137% (SOFR30A + 80 bps), 10/25/41 (144A)	3,495,874
3,250,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M2, 6.837% (SOFR30A + 150 bps), 10/25/41 (144A)	3,221,564
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2342

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,695,444(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, 6.187% (SOFR30A + 85 bps), 11/25/41 (144A)	$ 2,680,348
6,190,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M2, 7.137% (SOFR30A + 180 bps), 11/25/41 (144A)	6,112,322
6,686,861(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class M2, 7.587% (SOFR30A + 225 bps), 8/25/33 (144A)	6,667,735
4,700,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, 7.437% (SOFR30A + 210 bps), 9/25/41 (144A)	4,636,750
8,668,955(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class M1, 6.287% (SOFR30A + 95 bps), 12/25/41 (144A)	8,560,866
18,900,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M2, 7.837% (SOFR30A + 250 bps), 1/25/42 (144A)	18,865,001
2,031,040(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA6, Class M1A, 7.487% (SOFR30A + 215 bps), 9/25/42 (144A)	2,049,761
4,336,353(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M1A, 7.437% (SOFR30A + 210 bps), 3/25/42 (144A)	4,369,833
2,693,822(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA3, Class M1A, 7.637% (SOFR30A + 230 bps), 8/25/42 (144A)	2,738,735
9,047,894(a)	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, 7.437% (SOFR30A + 210 bps), 3/25/43 (144A)	9,191,277
2,604,820(a)	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, 7.337% (SOFR30A + 200 bps), 5/25/43 (144A)	2,629,840
151,991(a)	Freddie Mac STACR Trust, Series 2019-FTR2, Class M1, 6.402% (SOFR30A + 106 bps), 11/25/48 (144A)	151,408
63,474(a)	Freddie Mac STRIPS, Series 237, Class F14, 5.853% (SOFR30A + 51 bps), 5/15/36	62,738
59,848(a)	Freddie Mac STRIPS, Series 239, Class F29, 5.703% (SOFR30A + 36 bps), 8/15/36	59,231
258,725(a)	Freddie Mac STRIPS, Series 239, Class F30, 5.753% (SOFR30A + 41 bps), 8/15/36	256,579
43Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
73,945(a)	Freddie Mac STRIPS, Series 244, Class F22, 5.803% (SOFR30A + 46 bps), 12/15/36	$ 73,261
4,845,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA2, Class M2B, 8.102% (SOFR30A + 276 bps), 12/25/29	4,973,070
500,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class B1, 10.052% (SOFR30A + 471 bps), 12/25/42	552,257
2,947,884(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 7.902% (SOFR30A + 256 bps), 12/25/42	2,987,285
455,619(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 6.702% (SOFR30A + 136 bps), 12/25/42	456,989
3,188,669(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, 7.637% (SOFR30A + 230 bps), 8/25/33 (144A)	3,218,621
5,954,929(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1A, 7.337% (SOFR30A + 200 bps), 6/25/43 (144A)	6,006,296
13,665(a)	Government National Mortgage Association, Series 2003-7, Class FB, 5.673% (1 Month Term SOFR + 31 bps), 1/16/33	13,661
199,072(a)	Government National Mortgage Association, Series 2005-16, Class FA, 5.722% (1 Month Term SOFR + 36 bps), 2/20/35	197,391
207,178(a)	Government National Mortgage Association, Series 2005-3, Class FC, 5.723% (1 Month Term SOFR + 36 bps), 1/16/35	205,928
69,989(a)	Government National Mortgage Association, Series 2008-69, Class FA, 5.972% (1 Month Term SOFR + 61 bps), 8/20/38	70,102
67,866(a)	Government National Mortgage Association, Series 2009-66, Class UF, 6.473% (1 Month Term SOFR + 111 bps), 8/16/39	68,719
48,917(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 6.153% (1 Month Term SOFR + 79 bps), 10/16/39	49,044
5,347,200(a)	Home Re, Ltd., Series 2019-1, Class M1, 7.102% (SOFR30A + 176 bps), 5/25/29 (144A)	5,348,020
7,360,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 8.302% (SOFR30A + 296 bps), 7/25/33 (144A)	7,401,065
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2344

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,131,038(a)	Home Re, Ltd., Series 2022-1, Class M1A, 8.187% (SOFR30A + 285 bps), 10/25/34 (144A)	$ 2,146,252
5,750,000(a)	Home Re, Ltd., Series 2023-1, Class M1A, 7.471% (SOFR30A + 215 bps), 10/25/33 (144A)	5,752,388
4,000,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	3,680,000
1,867,435(c)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class B4, 5.272%, 9/25/44 (144A)	1,788,435
7,417,593(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 6.22% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	7,110,971
1,215,625(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 6.22% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	1,161,367
7,231,209(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B1, 6.755%, 4/25/46 (144A)	6,741,674
6,839,448(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B2, 6.755%, 4/25/46 (144A)	6,353,603
730,896(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 5.97% (1 Month Term SOFR + 61 bps), 5/25/33 (144A)	702,180
2,631,996(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 5.983%, 5/25/33 (144A)	2,535,854
2,453,438(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B2, 5.983%, 5/25/33 (144A)	2,359,245
1,891,385(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B3, 5.983%, 5/25/33 (144A)	1,805,879
108,077(c)	JP Morgan Trust, Series 2015-1, Class 1A14, 6.752%, 12/25/44 (144A)	104,659
3,002,280(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2019-CL1, Class M1, 6.82% (1 Month Term SOFR + 146 bps), 4/25/47 (144A)	2,960,334
7,308,027(a)	LSTAR Securities Investment, Ltd., Series 2021-1, Class A, 8.257% (1 Month Term SOFR + 291 bps), 2/1/26 (144A)	7,323,448
3,671(c)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 7.625%, 1/25/29	3,556
316,812(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 6.11% (1 Month Term SOFR + 75 bps), 1/25/29	279,958
110,863(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-B, Class A2, 6.345% (6 Month Term SOFR + 97 bps), 5/25/29	105,082
45Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
9,174(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-C, Class A2B, 6.642% (6 Month Term SOFR + 143 bps), 7/25/29	$ 8,980
53,044(c)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-D, Class A3, 7.329%, 9/25/29	50,273
2,564,000(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 6.893%, 6/25/44 (144A)	2,394,600
14,300,000(a)	NewRez Warehouse Securitization Trust, Series 2021-1, Class A, 6.22% (1 Month Term SOFR + 86 bps), 5/25/55 (144A)	14,278,471
6,911,667(a)	NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 8.72% (1 Month Term SOFR + 336 bps), 5/25/55 (144A)	6,910,514
4,970,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 8.952% (SOFR30A + 361 bps), 7/25/29 (144A)	5,021,417
1,631,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1B, 9.802% (SOFR30A + 446 bps), 7/25/29 (144A)	1,653,350
4,437,416(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 7.402% (SOFR30A + 206 bps), 7/25/29 (144A)	4,446,811
3,095,130(a)	Oaktown Re VI, Ltd., Series 2021-1A, Class M1B, 7.387% (SOFR30A + 205 bps), 10/25/33 (144A)	3,101,420
3,500,000(a)	Oaktown Re VII, Ltd., Series 2021-2, Class M1B, 8.237% (SOFR30A + 290 bps), 4/25/34 (144A)	3,543,798
400,151(a)	Pepper Residential Securities Trust No. 25, Series 25A, Class A1U, 6.399% (1 Month Term SOFR + 104 bps), 3/12/61 (144A)	400,179
10,538,038(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 8.857% (1 Month Term SOFR + 351 bps), 8/25/25 (144A)	10,541,126
15,516,000(a)	Radnor Re, Ltd., Series 2021-1, Class M1C, 8.037% (SOFR30A + 270 bps), 12/27/33 (144A)	15,664,274
1,790,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 8.487% (SOFR30A + 315 bps), 12/27/33 (144A)	1,805,023
12,590,000(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 9.037% (SOFR30A + 370 bps), 11/25/31 (144A)	12,885,050
9,050,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 8.037% (SOFR30A + 270 bps), 7/25/33 (144A)	9,107,619
920,045(a)	Radnor RE, Ltd., Series 2022-1, Class M1A, 9.087% (SOFR30A + 375 bps), 9/25/32 (144A)	929,785
937,657(a)	RESI Finance LP, Series 2003-CB1, Class B3, 6.922% (1 Month Term SOFR + 156 bps), 6/10/35 (144A)	773,333
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2346

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
512,596(a)	RESIMAC Premier, Series 2020-1A, Class A1A, 6.524% (1 Month Term SOFR + 116 bps), 2/7/52 (144A)	$ 512,692
3,512,557(c)	Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	3,254,963
2,855,000(c)	Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	2,620,113
6,742,677(a)	STACR Trust, Series 2018-HRP1, Class B1, 9.202% (SOFR30A + 386 bps), 4/25/43 (144A)	6,946,783
2,841,804(a)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.755% (1 Month Term SOFR + 71 bps), 2/25/57 (144A)	2,870,068
1,268,791(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 6.47% (1 Month Term SOFR + 111 bps), 10/25/48 (144A)	1,278,799
5,225,471	Towd Point Mortgage Trust, Series 2020-4, Class XA, 3.25%, 10/25/60 (144A)	4,877,816
2,461,979(a)	Triangle Re, Ltd., Series 2021-1, Class M2, 9.37% (1 Month Term SOFR + 401 bps), 8/25/33 (144A)	2,473,065
821,054(a)	Triangle Re, Ltd., Series 2021-2, Class M1B, 8.07% (1 Month Term SOFR + 271 bps), 10/25/33 (144A)	822,595
7,880,000(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 8.237% (SOFR30A + 290 bps), 2/25/34 (144A)	7,919,979
14,860,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.721% (SOFR30A + 340 bps), 11/25/33 (144A)	14,859,847
	Total Collateralized Mortgage Obligations (Cost $481,230,881)	$479,798,963

	Commercial Mortgage-Backed Securities—4.7% of Net Assets
8,000,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 7.009% (1 Month Term SOFR + 165 bps), 4/15/36 (144A)	$ 7,952,130
2,341,002(a)	BDS, Series 2021-FL8, Class A, 6.393% (1 Month Term SOFR + 103 bps), 1/18/36 (144A)	2,312,659
3,500,000(a)	BDS, Ltd., Series 2020-FL5, Class C, 7.523% (1 Month Term SOFR + 216 bps), 2/16/37 (144A)	3,431,921
12,000,000(a)	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 6.747% (1 Month Term SOFR + 139 bps), 12/15/38 (144A)	11,743,965
47Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,909,651(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, 6.873% (1 Month Term SOFR + 151 bps), 10/15/38 (144A)	$ 3,806,580
9,300,000(a)	BX Trust, Series 2019-ATL, Class B, 6.863% (1 Month Term SOFR + 150 bps), 10/15/36 (144A)	9,028,153
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 6.509% (1 Month Term SOFR + 115 bps), 11/15/34 (144A)	7,013,846
2,171,167(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 6.626% (1 Month Term SOFR + 126 bps), 6/15/31 (144A)	2,169,862
1,100,609(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 7.33% (1 Month Term SOFR + 197 bps), 11/15/31 (144A)	1,062,532
6,000,000(a)	CLNY Trust, Series 2019-IKPR, Class B, 6.953% (1 Month Term SOFR + 159 bps), 11/15/38 (144A)	5,716,870
9,975,183(a)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 7.559% (1 Month Term SOFR + 220 bps), 5/15/36 (144A)	9,904,073
756,309(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 7.337% (SOFR30A + 200 bps), 1/25/51 (144A)	733,776
8,000,000(a)	Great Wolf Trust, Series 2019-WOLF, Class D, 7.609% (1 Month Term SOFR + 205 bps), 12/15/36 (144A)	7,924,053
2,978,409(a)	GS Mortgage Securities Corp. Trust, Series 2018-HART, Class A, 6.513% (1 Month Term SOFR + 114 bps), 10/15/31 (144A)	2,711,814
9,729,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-HART, Class B, 6.723% (1 Month Term SOFR + 135 bps), 10/15/31 (144A)	8,762,720
8,720,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 6.559% (1 Month Term SOFR + 120 bps), 7/15/31 (144A)	7,194,219
5,500,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 7.476% (1 Month Term SOFR + 211 bps), 10/15/36 (144A)	5,074,226
7,400,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 7.676% (1 Month Term SOFR + 231 bps), 8/15/32 (144A)	7,097,722
10,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 6.734% (1 Month Term SOFR + 121 bps), 12/15/36 (144A)	9,866,935
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2348

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
5,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 8.134% (1 Month Term SOFR + 261 bps), 12/15/36 (144A)	$ 4,792,306
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 9.026% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	987,359
7,656,826(a)	HPLY Trust, Series 2019-HIT, Class C, 7.075% (1 Month Term SOFR + 171 bps), 11/15/36 (144A)	7,540,234
4,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 7.485% (1 Month Term SOFR + 214 bps), 7/5/33 (144A)	3,307,172
3,600,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C, 7.576% (1 Month Term SOFR + 221 bps), 9/15/29 (144A)	2,755,446
5,700,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 7.569% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	5,492,283
6,735,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class A, 7.096% (1 Month Term SOFR + 173 bps), 10/15/33 (144A)	6,364,575
3,055,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A4, 3.611%, 5/15/48	2,943,281
3,510,446(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 6.326% (1 Month Term SOFR + 96 bps), 7/15/36 (144A)	3,489,482
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 6.909% (1 Month Term SOFR + 155 bps), 11/15/34 (144A)	8,377,765
7,980,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 6.659% (1 Month Term SOFR + 130 bps), 8/15/33 (144A)	5,406,353
6,300,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 7.241% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	5,344,362
3,008,478(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, 6.42% (1 Month Term SOFR + 106 bps), 7/25/36 (144A)	2,967,285
2,175,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class D, 7.87% (1 Month Term SOFR + 251 bps), 7/25/36 (144A)	2,047,481
1,519,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class E, 8.37% (1 Month Term SOFR + 301 bps), 7/25/36 (144A)	1,423,533
49Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
4,825,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.42% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	$ 4,579,836
12,898,400(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 7.576% (1 Month Term SOFR + 221 bps), 10/15/34 (144A)	12,387,607
2,458,732(c)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	2,447,976
12,800,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 6.734% (1 Month Term SOFR + 137 bps), 12/15/34 (144A)	11,027,633
11,316,024(a)	XCALI Mortgage Trust, Series 2019-1, Class A, 9.207% (1 Month Term SOFR + 386 bps), 11/6/23 (144A)	11,215,487
2,713,120(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 7.857% (1 Month Term SOFR + 251 bps), 2/6/24 (144A)	2,703,622
13,048,418(a)	XCALI Mortgage Trust, Series 2020-2, Class A, 7.457% (1 Month USD LIBOR + 200 bps), 3/15/24 (144A)	12,948,737
1,639,376(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 8.713% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	1,632,968
	Total Commercial Mortgage-Backed Securities (Cost $250,622,569)	$235,690,839

	Corporate Bonds — 30.6% of Net Assets
	Auto Manufacturers — 3.6%
10,596,000(a)	American Honda Finance Corp., 6.154% (SOFR + 78 bps), 4/23/25	$ 10,621,274
18,480,000(a)	American Honda Finance Corp., 6.285% (SOFR + 92 bps), 1/12/26	18,579,523
12,030,000(a)	BMW US Capital LLC, 5.771% (SOFR + 38 bps), 8/12/24 (144A)	12,041,077
20,000,000(a)	Daimler Trucks Finance North America LLC, 6.36% (SOFR + 100 bps), 4/5/24 (144A)	20,020,420
18,670,000(a)	General Motors Financial Co., Inc., 5.986% (SOFR + 62 bps), 10/15/24	18,638,078
6,360,000(a)	General Motors Financial Co., Inc., 6.169% (SOFR + 76 bps), 3/8/24	6,360,290
6,215,000(a)	General Motors Financial Co., Inc., 6.66% (SOFR + 130 bps), 4/7/25	6,224,771
5,520,000	Hyundai Capital America, 5.80%, 6/26/25 (144A)	5,549,389
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2350

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
9,500,000	Hyundai Capital America, 6.00%, 7/11/25 (144A)	$ 9,572,354
6,990,000(a)	Hyundai Capital America, 6.706% (SOFR + 132 bps), 11/3/25 (144A)	7,002,099
7,247,000(a)	Mercedes-Benz Finance North America LLC, 6.352% (SOFR + 93 bps), 3/30/25 (144A)	7,292,984
11,000,000(a)	Nissan Motor Acceptance Co. LLC, 6.282% (3 Month Term SOFR + 90 bps), 3/8/24 (144A)	10,994,912
9,255,000(a)	Toyota Motor Credit Corp., 5.925% (SOFR + 56 bps), 1/10/25	9,255,926
21,650,000(a)	Toyota Motor Credit Corp., 6.06% (SOFR + 65 bps), 9/11/25	21,686,309
19,820,000(a)	Volkswagen Group of America Finance LLC, 6.341% (SOFR + 93 bps), 9/12/25 (144A)	19,862,963
	Total Auto Manufacturers	$183,702,369

	Banks — 20.7%
17,800,000(a)	ABN AMRO Bank NV, 7.196% (SOFR + 178 bps), 9/18/27 (144A)	$ 17,855,903
10,000,000(a)	ANZ New Zealand Int'l, Ltd., 5.996% (SOFR + 60 bps), 2/18/25 (144A)	9,998,122
13,530,000(a)	Australia & New Zealand Banking Group, Ltd., 6.067% (SOFR + 64 bps), 10/3/25 (144A)	13,538,893
8,730,000(a)	Australia & New Zealand Banking Group, Ltd., 6.176% (SOFR + 75 bps), 7/3/25 (144A)	8,752,174
12,400,000(a)	Banco Santander SA, 6.637% (SOFR + 124 bps), 5/24/24	12,439,236
3,643,000(a)	Bank of America Corp., 6.049% (SOFR + 66 bps), 2/4/25	3,639,970
5,000,000(a)	Bank of America Corp., 6.067% (SOFR + 69 bps), 4/22/25	4,998,614
2,811,000(a)	Bank of America Corp., 6.343% (SOFR + 97 bps), 7/22/27	2,794,478
13,300,000(a)	Bank of America Corp., 6.767% (SOFR + 135 bps), 9/15/27	13,373,669
15,450,000(a)	Bank of America NA, 6.416% (SOFR + 102 bps), 8/18/26	15,511,214
8,100,000(a)	Bank of Montreal, 6.035% (SOFR + 62 bps), 9/15/26	8,006,582
7,500,000(a)	Bank of Montreal, 6.738% (SOFR + 133 bps), 6/5/26	7,561,113
9,910,000(c)	Bank of New York Mellon, 5.148% (SOFR + 107 bps), 5/22/26	9,907,529
2,500,000	Bank of New York Mellon Corp., 0.50%, 4/26/24	2,460,159
15,100,000(a)	Bank of Nova Scotia, 6.501% (SOFR + 109 bps), 6/12/25	15,126,110
51Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Banks — (continued)
13,630,000(a)	Banque Federative du Credit Mutuel S.A., 6.767% (SOFR + 140 bps), 7/13/26 (144A)	$ 13,717,424
13,700,000	Banque Federative du Credit Mutuel SA, 0.65%, 2/27/24 (144A)	13,594,658
6,500,000(a)	Banque Federative du Credit Mutuel SA, 5.796% (SOFR + 41 bps), 2/4/25 (144A)	6,467,391
10,669,000(c)	Barclays Plc, 3.932% (3 Month USD LIBOR + 161 bps), 5/7/25	10,594,923
12,316,000(a)	Barclays Plc, 7.293% (SOFR + 188 bps), 9/13/27	12,355,994
4,355,000	BNP Paribas S.A., 3.375%, 1/9/25 (144A)	4,263,363
12,519,000	BNP Paribas S.A., 3.80%, 1/10/24 (144A)	12,513,500
13,260,000(a)	BPCE S.A., 7.352% (SOFR + 198 bps), 10/19/27 (144A)	13,354,643
5,970,000	Canadian Imperial Bank of Commerce, 5.144%, 4/28/25	5,969,871
9,239,000(a)	Citibank NA, 6.231% (SOFR + 81 bps), 9/29/25	9,251,103
12,450,000(a)	Citibank NA, 6.468% (SOFR + 106 bps), 12/4/26	12,475,205
11,083,000(a)	Citigroup, Inc., 6.072% (SOFR + 69 bps), 1/25/26	11,017,060
3,760,000(a)	Citigroup, Inc., 6.183% (SOFR + 77 bps), 6/9/27	3,714,579
12,550,000(a)	Citigroup, Inc., 6.774% (SOFR + 137 bps), 5/24/25	12,580,821
15,000,000(a)	Cooperatieve Rabobank UA, 5.745% (SOFR + 38 bps), 1/10/25	14,976,135
15,790,000(a)	Cooperatieve Rabobank UA, 6.26% (SOFR + 90 bps), 10/5/26	15,790,221
10,000,000(a)	Credit Suisse AG, 5.775% (SOFR + 39 bps), 2/2/24	9,996,300
17,960,000(a)	DNB Bank ASA, 6.256% (SOFR + 83 bps), 3/28/25 (144A)	17,970,992
7,000,000(a)	Federation des Caisses Desjardins du Quebec, 5.827% (SOFR + 43 bps), 5/21/24 (144A)	6,997,309
13,880,000(a)	Goldman Sachs Group, Inc., 5.863% (SOFR + 49 bps), 10/21/24	13,859,611
20,725,000(a)	Goldman Sachs Group, Inc., 5.91% (SOFR + 50 bps), 9/10/24	20,698,581
1,576,000(a)	Goldman Sachs Group, Inc., 6.20% (SOFR + 79 bps), 12/9/26	1,559,980
7,084,000(a)	Goldman Sachs Group, Inc., 6.22% (SOFR + 81 bps), 3/9/27	6,978,304
7,750,000(a)	HSBC Holdings Plc, 6.838% (SOFR + 143 bps), 3/10/26	7,776,069
8,700,000(a)	HSBC Holdings Plc, 6.96% (SOFR + 157 bps), 8/14/27	8,743,488
11,000,000	HSBC USA, Inc., 5.625%, 3/17/25	11,052,012
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2352

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
15,270,000(a)	Huntington National Bank, 6.585% (SOFR + 119 bps), 5/16/25	$ 15,026,323
8,309,000(a)	ING Groep NV, 6.432% (SOFR + 101 bps), 4/1/27	8,195,336
19,850,000(a)	ING Groep NV, 6.968% (SOFR + 156 bps), 9/11/27	19,934,000
10,300,000(a)	ING Groep NV, 7.066% (SOFR + 164 bps), 3/28/26	10,364,659
4,000,000(a)	JPMorgan Chase & Co., 5.942% (SOFR + 54 bps), 6/1/25	3,986,423
5,922,000(a)	JPMorgan Chase & Co., 6.01% (SOFR + 60 bps), 12/10/25	5,911,998
14,000,000(a)	JPMorgan Chase & Co., 6.186% (SOFR + 77 bps), 9/22/27	13,875,261
7,000,000(a)	JPMorgan Chase & Co., 6.384% (SOFR + 97 bps), 6/14/25	7,010,514
8,667,000(a)	JPMorgan Chase & Co., 6.699% (SOFR + 132 bps), 4/26/26	8,708,389
10,000,000(a)	JPMorgan Chase Bank NA, 6.409% (SOFR + 100 bps), 12/8/26	10,037,700
2,280,000(a)	KeyBank NA, 5.734% (SOFR + 32 bps), 6/14/24	2,261,377
6,200,000(c)	KeyBank NA/Cleveland OH, 5.734% (SOFR + 32 bps), 6/14/24	6,131,176
12,000,000(a)	Lloyds Banking Group Plc, 6.945% (SOFR + 156 bps), 8/7/27	12,017,088
7,140,000(a)	Macquarie Bank, Ltd., 6.73% (SOFR + 131 bps), 3/21/25 (144A)	7,191,299
17,816,000(a)	Macquarie Group, Ltd., 6.076% (SOFR + 71 bps), 10/14/25 (144A)	17,698,111
6,925,000(a)	Mitsubishi UFJ Financial Group, Inc., 6.334% (SOFR + 94 bps), 2/20/26	6,925,884
9,512,000(a)	Mitsubishi UFJ Financial Group, Inc., 6.805% (SOFR + 144 bps), 4/17/26	9,571,481
16,600,000(a)	Mitsubishi UFJ Financial Group, Inc., 7.021% (SOFR + 165 bps), 7/18/25	16,666,134
7,700,000	Mizuho Bank, Ltd., 3.60%, 9/25/24 (144A)	7,600,901
16,000,000(a)	Mizuho Financial Group, Inc., 6.356% (SOFR + 96 bps), 5/22/26	15,989,902
7,055,000(a)	Morgan Stanley, 6.004% (SOFR + 63 bps), 1/24/25	7,044,566
16,703,000(a)	Morgan Stanley, 6.35% (SOFR + 95 bps), 2/18/26	16,706,508
5,700,000(a)	Morgan Stanley, 6.532% (SOFR + 117 bps), 4/17/25	5,706,163
17,540,000(a)	Morgan Stanley Bank NA, 6.545% (SOFR + 117 bps), 10/30/26	17,690,616
15,000,000(a)	National Bank of Canada, 5.876% (SOFR + 49 bps), 8/6/24	14,999,714
53Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Banks — (continued)
6,400,000	National Securities Clearing Corp., 5.15%, 5/30/25 (144A)	$ 6,431,995
4,200,000(a)	NatWest Markets Plc, 5.921% (SOFR + 53 bps), 8/12/24 (144A)	4,199,019
17,240,000(a)	NatWest Markets Plc, 6.871% (SOFR + 145 bps), 3/22/25 (144A)	17,352,926
17,200,000(a)	Royal Bank of Canada, 5.672% (SOFR + 30 bps), 1/19/24	17,200,000
4,620,000(a)	Royal Bank of Canada, 5.95% (SOFR + 57 bps), 4/27/26	4,569,114
4,800,000(a)	Royal Bank of Canada, 5.975% (SOFR + 59 bps), 11/2/26	4,742,838
7,600,000(a)	Royal Bank of Canada, 6.206% (SOFR + 84 bps), 4/14/25	7,610,326
17,880,000	Santander Holdings USA, Inc., 3.50%, 6/7/24	17,689,348
17,000,000(a)	Societe Generale S.A., 6.423% (SOFR + 105 bps), 1/21/26 (144A)	16,887,574
8,880,000(a)	Standard Chartered Plc, 6.331% (SOFR + 93 bps), 11/23/25 (144A)	8,834,340
23,250,000(a)	Standard Chartered Plc, 7.166% (SOFR + 174 bps), 3/30/26 (144A)	23,358,593
17,300,000(c)	State Street Corp., 5.104% (SOFR + 113 bps), 5/18/26	17,317,764
8,910,000(a)	Sumitomo Mitsui Financial Group, Inc., 6.666% (SOFR + 130 bps), 7/13/26	8,964,099
15,085,000(a)	Sumitomo Mitsui Financial Group, Inc., 6.795% (SOFR + 143 bps), 1/13/26	15,200,322
12,700,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 5.854% (SOFR + 44 bps), 9/16/24 (144A)	12,689,516
18,540,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 6.528% (SOFR + 112 bps), 3/9/26 (144A)	18,635,974
3,835,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 6.56% (SOFR + 115 bps), 9/14/26 (144A)	3,860,986
8,500,000(a)	Swedbank AB, 6.269% (SOFR + 91 bps), 4/4/25 (144A)	8,506,035
8,840,000(a)	Swedbank AB, 6.795% (SOFR + 138 bps), 6/15/26 (144A)	8,953,506
11,667,000(a)	Toronto-Dominion Bank, 6.00% (SOFR + 59 bps), 9/10/26	11,538,938
10,780,000(a)	Toronto-Dominion Bank, 6.447% (SOFR + 108 bps), 7/17/26	10,800,564
9,000,000(a)	Truist Bank, 5.567% (SOFR + 20 bps), 1/17/24	8,998,560
4,000,000	Truist Financial Corp., 2.50%, 8/1/24	3,924,365
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2354

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
10,150,000	U.S. Bancorp., 2.40%, 7/30/24	$ 9,974,541
7,500,000(a)	UBS AG, 5.84% (SOFR + 45 bps), 8/9/24 (144A)	7,512,496
18,700,000(a)	UBS AG, 6.34% (SOFR + 93 bps), 9/11/25	18,746,361
14,110,000(a)	UBS Group AG, 6.971% (SOFR + 158 bps), 5/12/26 (144A)	14,175,516
4,400,000	US Bank NA, 2.80%, 1/27/25	4,281,807
19,340,000(a)	Wells Fargo & Co., 6.698% (SOFR + 132 bps), 4/25/26	19,480,757
12,760,000(a)	Wells Fargo Bank NA, 6.449% (SOFR + 106 bps), 8/7/26	12,836,305
10,000,000(a)	Wells Fargo Bank NA, 6.48% (SOFR + 107 bps), 12/11/26	10,057,200
	Total Banks	$1,046,816,511

	Building Materials — 0.2%
8,120,000	Carrier Global Corp., 5.80%, 11/30/25 (144A)	$ 8,228,025
	Total Building Materials	$8,228,025

	Diversified Financial Services — 1.7%
14,000,000	Ally Financial, Inc., 3.875%, 5/21/24	$ 13,878,955
12,400,000	Ally Financial, Inc., 4.625%, 3/30/25	12,234,773
5,600,000	American Express Co., 3.375%, 5/3/24	5,557,045
17,600,000(a)	American Express Co., 6.35% (SOFR + 97 bps), 7/28/27	17,617,170
11,800,000(a)	American Express Co., 6.731% (SOFR + 135 bps), 10/30/26	11,863,060
750,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	739,918
1,000,000	Avolon Holdings Funding, Ltd., 5.25%, 5/15/24 (144A)	994,523
15,250,000(a)	Capital One Financial Corp., 6.742% (SOFR + 135 bps), 5/9/25	15,241,028
3,350,000	Charles Schwab Corp., 4.20%, 3/24/25	3,310,935
6,646,000(a)	Charles Schwab Corp., 6.458% (SOFR + 105 bps), 3/3/27	6,574,908
	Total Diversified Financial Services	$88,012,315

	Electric — 1.0%
3,800,000(a)	CenterPoint Energy, Inc., 6.042% (SOFR + 65 bps), 5/13/24	$ 3,800,038
8,660,000	EDP Finance BV, 3.625%, 7/15/24 (144A)	8,553,434
11,657,000	Eversource Energy, 4.20%, 6/27/24	11,567,276
9,090,000	NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/25	9,175,998
55Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Electric — (continued)
4,485,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	$ 4,524,944
13,575,000(a)	NextEra Energy Capital Holdings, Inc., 6.44% (SOFR + 102 bps), 3/21/24	13,580,159
	Total Electric	$51,201,849

	Healthcare-Services — 0.4%
8,304,000	Aetna, Inc., 3.50%, 11/15/24	$ 8,164,741
14,044,000	HCA, Inc., 5.00%, 3/15/24	14,018,393
	Total Healthcare-Services	$22,183,134

	Insurance — 1.3%
13,700,000(a)	Athene Global Funding, 5.956% (SOFR + 56 bps), 8/19/24 (144A)	$ 13,645,624
14,499,000	Brown & Brown, Inc., 4.20%, 9/15/24	14,341,865
3,200,000	Chubb INA Holdings, Inc., 3.15%, 3/15/25	3,129,199
6,250,000(a)	Metropolitan Life Global Funding I, 6.33% (SOFR + 91 bps), 3/21/25 (144A)	6,282,875
5,400,000(a)	Principal Life Global Funding II, 5.781% (SOFR + 38 bps), 8/23/24 (144A)	5,397,736
6,500,000(a)	Principal Life Global Funding II, 5.816% (SOFR + 45 bps), 4/12/24 (144A)	6,497,140
9,030,000(a)	Protective Life Global Funding, 6.406% (SOFR + 98 bps), 3/28/25 (144A)	9,063,050
8,115,000(a)	Protective Life Global Funding, 6.461% (SOFR + 105 bps), 12/11/24 (144A)	8,148,921
	Total Insurance	$66,506,410

	Machinery-Diversified — 0.2%
8,820,000	John Deere Capital Corp., 5.30%, 9/8/25	$ 8,933,842
	Total Machinery-Diversified	$8,933,842

	Pipelines — 0.8%
2,500,000	Energy Transfer LP, 4.50%, 4/15/24	$ 2,490,639
16,600,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	16,445,802
7,553,000	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	7,567,453
15,000,000	Williams Cos, Inc., 4.30%, 3/4/24	14,962,387
	Total Pipelines	$41,466,281

	Retail — 0.2%
10,000,000	Home Depot, Inc., 5.125%, 4/30/25	$ 10,048,562
	Total Retail	$10,048,562

Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2356

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductors — 0.3%
9,147,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24	$ 9,138,558
4,010,000	Microchip Technology, Inc., 0.983%, 9/1/24	3,885,317
	Total Semiconductors	$13,023,875

	Telecommunications — 0.1%
2,162,000	T-Mobile USA, Inc., 3.50%, 4/15/25	$ 2,116,300
	Total Telecommunications	$2,116,300

	Trucking & Leasing — 0.1%
5,645,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	$ 5,689,699
	Total Trucking & Leasing	$5,689,699

	Total Corporate Bonds (Cost $1,545,212,485)	$1,547,929,172

	Insurance-Linked Securities — 1.9%# of Net Assets
	Event Linked Bonds — 1.6%
	Earthquakes – California — 0.0%†
2,000,000(a)	Phoenician Re, 8.266%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 1,971,000
	Earthquakes – Mexico — 0.0%†
500,000(a)	International Bank for Reconstruction & Development, 9.061%, (3 Month Term SOFR + 376 bps), 3/13/24 (144A)	$ 499,000
	Earthquakes – U.S. — 0.0%†
1,000,000(a)	Torrey Pines Re Pte, 9.55%, (3 Month U.S. Treasury Bill + 418 bps), 6/7/24 (144A)	$ 989,400
	Earthquakes – U.S. & Canada — 0.1%
2,500,000(a)	Acorn Re, 7.87%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 2,453,250
	Flood – U.S. — 0.0%†
1,500,000(a)	FloodSmart Re, 17.197%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 1,459,050
	Multiperil – U.S. — 0.7%
1,500,000(a)	Bonanza Re, 10.237%, (3 Month U.S. Treasury Bill + 487 bps), 2/20/24 (144A)	$ 1,488,750
125,000(a)	Caelus Re V, 5.468%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	100,000
750,000(a)	Caelus Re V, 5.468%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	75
57Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
500,000(a)	Caelus Re V, 5.868%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	$ 350,000
750,000(a)	Caelus Re VI, 10.467%, (3 Month U.S. Treasury Bill + 510 bps), 6/7/24 (144A)	747,375
4,500,000(a)	Easton Re Pte, 9.871%, (3 Month U.S. Treasury Bill + 453 bps), 1/8/24 (144A)	4,486,500
2,000,000(a)	Four Lakes Re, 9.637%, (3 Month U.S. Treasury Bill + 427 bps), 1/7/25 (144A)	1,942,600
1,750,000(a)	Four Lakes Re, 12.667%, (3 Month U.S. Treasury Bill + 730 bps), 1/5/24 (144A)	1,744,750
500,000(a)	Herbie Re, 12.098%, (3 Month U.S. Treasury Bill + 673 bps), 1/8/25 (144A)	496,800
5,000,000(a)	Matterhorn Re, 10.674%, (SOFR + 525 bps), 3/24/25 (144A)	4,875,000
2,000,000(a)	Matterhorn Re, 13.174%, (SOFR + 775 bps), 3/24/25 (144A)	1,968,000
5,000,000(a)	Residential Re, 10.648%, (3 Month U.S. Treasury Bill + 528 bps), 12/6/25 (144A)	4,708,000
1,500,000(a)	Residential Re, 11.377%, (3 Month U.S. Treasury Bill + 601 bps), 12/6/24 (144A)	1,482,750
2,750,000(a)	Sanders Re II, 8.418%, (3 Month U.S. Treasury Bill + 305 bps), 4/7/25 (144A)	2,627,075
3,000,000(a)	Sanders Re II, 8.657%, (3 Month U.S. Treasury Bill + 329 bps), 4/7/25 (144A)	2,895,900
3,000,000(a)	Sanders Re III, 8.978%, (3 Month U.S. Treasury Bill + 361 bps), 4/7/26 (144A)	2,841,600
1,000,000(a)	Sussex Re, 13.75%, (3 Month U.S. Treasury Bill + 838 bps), 1/8/25 (144A)	984,200
		$33,739,375

	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Matterhorn Re, 11.159%, (SOFR + 575 bps), 12/8/25 (144A)	$ 230,300
1,000,000(a)	Mona Lisa Re, 12.367%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	990,000
4,000,000(a)	Mystic Re IV, 11.498%, (3 Month U.S. Treasury Bill + 613 bps), 1/8/25 (144A)	3,859,200
		$5,079,500

	Multiperil – U.S. Regional — 0.1%
1,000,000(a)	Kilimanjaro III Re, 5.25%, (3 Month U.S. Treasury Bill + 525 bps), 6/25/25 (144A)	$ 1,001,000
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2358

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — (continued)
3,500,000(a)	Long Point Re IV, 9.618%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 3,454,850
400,000(a)	Matterhorn Re, 10.37%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/27 (144A)	140,000
		$4,595,850

	Multiperil – Worldwide — 0.0%†
500,000(a)	International Bank for Reconstruction & Development, 12.061%, (3 Month Term SOFR + 676 bps), 3/13/24 (144A)	$ 225,000
1,500,000(a)	Northshore Re II, 11.117%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	1,495,500
		$1,720,500

	Pandemic – U.S — 0.1%
3,000,000(a)	Vitality Re XI, 6.868%, (3 Month U.S. Treasury Bill + 150 bps), 1/9/24 (144A)	$ 2,991,000
1,250,000(a)	Vitality Re XI, 7.17%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	1,246,250
		$4,237,250

	Windstorm – Florida — 0.2%
4,750,000(a)	Everglades Re II, 11.972%, (1 Month U.S. Treasury Bill + 661 bps), 5/14/24 (144A)	$ 4,785,625
500,000(a)	Everglades Re II, 12.995%, (1 Month U.S. Treasury Bill + 763 bps), 5/14/24 (144A)	505,750
2,000,000(a)	Integrity Re, 12.44%, (3 Month U.S. Treasury Bill + 707 bps), 6/6/25 (144A)	1,916,800
2,200,000(a)	Merna Re II, 10.878%, (3 Month U.S. Treasury Bill + 551 bps), 7/8/24 (144A)	2,171,400
		$9,379,575

	Windstorm – Mexico — 0.1%
4,000,000(a)	International Bank for Reconstruction & Development, 9.737%, (SOFR + 440 bps), 12/29/23 (144A)	$ 4,000,000
	Windstorm – North Carolina — 0.1%
3,000,000(a)	Cape Lookout Re, 10.715%, (3 Month U.S. Treasury Bill + 535 bps), 3/28/25 (144A)	$ 2,963,100
	Windstorm – Texas — 0.0%†
2,000,000(a)	Alamo Re, 12.548%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/24 (144A)	$ 2,024,000
59Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Windstorm – U.S. — 0.0%†
2,000,000(a)	Bonanza Re, 10.278%, (3 Month U.S. Treasury Bill + 491 bps), 12/23/24 (144A)	$ 1,874,800
250,000(a)	Bonanza Re, 11.15%, (3 Month U.S. Treasury Bill + 578 bps), 3/16/25 (144A)	236,375
		$2,111,175

	Windstorm – U.S. Multistate — 0.0%†
1,500,000(a)	Gateway Re, 5.37%, (3 Month U.S. Treasury Bill + 0 bps), 1/9/24 (144A)	$ 1,494,750
	Windstorm – U.S. Regional — 0.1%
2,500,000(a)	Citrus Re, 10.607%, (3 Month U.S. Treasury Bill + 524 bps), 6/7/25 (144A)	$ 2,499,750
1,000,000(a)	Commonwealth Re, 8.906%, (3 Month U.S. Treasury Bill + 354 bps), 7/8/25 (144A)	994,300
		$3,494,050

	Total Event Linked Bonds	$82,210,825

Face Amount USD ($)
	Collateralized Reinsurance — 0.1%
	Earthquakes – California — 0.1%
2,980,000(d)(e)+	Adare Re 2022-2, 9/30/28	$ 3,000,488
	Multiperil – U.S. — 0.0%†
2,088,182(d)(e)+	Ballybunion Re 2022, 12/31/27	$ 39,572
1,053,082(d)(e)+	Ballybunion Re 2022-2, 5/31/28	1,069,415
		$1,108,987

	Multiperil – Worldwide — 0.0%†
1,000,000(d)(e)+	Cypress Re 2017, 1/31/24	$ 100
223,000(e)+	Limestone Re 2019-2B, 12/31/24 (144A)	398
2,500,000(d)(e)+	Resilience Re, 5/1/24	—
		$498

	Windstorm – Florida — 0.0%†
2,000,000(d)(e)+	Formby Re 2018, 2/29/24	$ —
800,000(d)(e)+	Portrush Re 2017, 6/15/24	80
		$80

Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2360

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.0%†
1,500,000(d)(e)+	Oakmont Re 2022, 4/1/28	$ 471,758
	Total Collateralized Reinsurance	$4,581,811

	Reinsurance Sidecars — 0.2%
	Multiperil – U.S. — 0.0%†
2,000,000(d)(f)+	Harambee Re 2018, 12/31/24	$ —
4,000,000(f)+	Harambee Re 2019, 12/31/24	6,000
		$6,000

	Multiperil – Worldwide — 0.2%
4,000,000(d)(f)+	Alturas Re 2021-3, 7/31/25	$ 208,000
421,041(d)(f)+	Alturas Re 2022-2, 12/31/27	109,050
3,658,035(d)(e)+	Berwick Re 2019-1, 12/31/24	438,964
4,500,000(d)(e)+	Berwick Re 2022, 12/31/27	86,757
3,000,000(d)(e)+	Gleneagles Re 2022, 12/31/27	1,425,900
2,118,314(d)(e)+	Gullane Re 2018, 12/31/24	100,036
2,744,544(d)(f)+	Lorenz Re 2019, 6/30/24	26,348
3,000,000(e)+	Merion Re 2018-2, 12/31/24	149,952
4,000,000(d)(e)+	Merion Re 2022-2, 12/31/27	3,792,446
4,000,000(e)+	Pangaea Re 2021-3, 7/1/25	97,497
4,000,000(d)(e)+	RosaPenna Re 2021, 7/31/25	160,000
3,500,000(d)(e)+	RosaPenna Re 2022, 6/30/28	3,365,619
800,000(d)(e)+	Sector Re V, 3/1/24 (144A)	421,326
1,861(d)(e)+	Sector Re V, 3/1/24 (144A)	45,877
160,000(d)(e)+	Sector Re V, 12/1/24 (144A)	287,885
50,000(a)(e)+	Sector Re V, 12/1/26 (144A)	173,313
3,000,000(d)(f)+	Thopas Re 2019, 12/31/24	41,400
3,500,000(f)+	Thopas Re 2022, 12/31/27	28,350
4,000,000(f)+	Torricelli Re 2021, 7/31/25	100,000
4,000,000(f)+	Torricelli Re 2022, 6/30/28	89,600
750,000(d)(f)+	Viribus Re 2018, 12/31/24	—
2,500,000(d)(f)+	Viribus Re 2019, 12/31/24	7,750
809,418(d)(e)+	Woburn Re 2019, 12/31/24	135,513
		$11,291,583

	Total Reinsurance Sidecars	$11,297,583

	Total Insurance-Linked Securities (Cost $100,734,589)	$98,090,219

61Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 3.5% of Net Assets
1,158(a)	Federal Home Loan Mortgage Corp., 6.250%, (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 200 bps), 11/1/33	$ 1,157
2,091,871	Federal National Mortgage Association, 3.000%, 3/1/47	1,913,496
4,893(a)	Federal National Mortgage Association, 4.295%, (1 Year CMT Index + 217 bps), 2/1/34	4,846
3,227(a)	Federal National Mortgage Association, 4.902%, (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 167 bps), 1/1/48	3,217
23,000,000	Federal National Mortgage Association, 5.500%, 1/1/39 (TBA)	23,326,133
15,000,000	Federal National Mortgage Association, 6.000%, 1/1/54 (TBA)	15,229,688
3,529(a)	Federal National Mortgage Association, 6.188%, (1 Year CMT Index + 210 bps), 9/1/32	3,513
1,277(a)	Federal National Mortgage Association, 6.230%, (1 Year CMT Index + 211 bps), 10/1/32	1,261
32,000,000	Federal National Mortgage Association, 6.500%, 1/1/54 (TBA)	32,791,250
30,000,000(g)	U.S. Treasury Bills, 1/9/24	29,969,409
75,000,000(g)	U.S. Treasury Bills, 1/16/24	74,846,656
	Total U.S. Government and Agency Obligations (Cost $177,675,600)	$178,090,626

	SHORT TERM INVESTMENTS — 15.0% of Net Assets
	Repurchase Agreements — 6.2%
150,000,000	Bank of America, 5.34%, dated 12/29/23,
to be purchased on 1/2/24 for $150,089,000,
collateralized by the following:
$3,020,978 Federal Home Loan Mortgage Corporation,
5.498%-6.314%, 6/1/53-12/1/53,
$9,103,709 Federal National Mortgage Association,
3.75%-5.805%, 7/1/33-9/1/45,
$140,875,313 Government National Mortgage Association,
	1.5%-7.0%, 1/20/29-11/20/63	$ 150,000,000
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2362

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Repurchase Agreements — (continued)
51,120,000	Scotia Capital Inc., 5.34%, dated 12/29/23,
to be purchased on 1/2/24 for $51,150,331,
collateralized by the following:
$366,997 Federal Home Loan Mortgage Corporation,
4.0%-5.0%, 8/1/48-2/1/53,
$4,819 Federal National Mortgage Association,
2.0%-7.0%, 1/1/51-6/1/53,
	$51,801,576 U.S. Treasury Bill, 6/27/24	$ 51,120,000
45,190,000	RBC Dominion Securities Inc., 5.33%, dated 12/29/23, to be purchased on 1/2/24 for $45,216,763, collateralized by the following: $29,516,720 U.S. Treasury Bill, 1/2/24-6/13/24, $15,986,597 U.S. Treasury Floating Rate Note, 5.368%-5.531%, 7/31/24-1/31/25, $617,789 U.S. Treasury Note, 3.125%, 8/31/27	45,190,000
32,600,000	Toronto-Dominion Bank, 5.34%, dated 12/29/23, to be purchased on 1/2/24 for $32,619,343, collateralized by $33,252,001 Government National Mortgage Association, 6.0%-7.5%, 3/20/53-12/20/53	32,600,000
32,600,000	Toronto-Dominion Bank, 5.32%, dated 12/29/23, to be purchased on 1/2/24 for $32,619,270, collateralized by $33,252,051 U.S. Treasury Note, 0.25%-2.375%, 6/30/24-3/31/29	32,600,000
		$311,510,000

	Commercial Paper — 5.6% of Net Assets
10,000,000(h)	AutoZone, Inc., 5.408%, 1/5/24	$ 9,989,442
15,000,000(h)	AutoZone, Inc., 5.430%, 1/8/24	14,977,283
5,700,000(h)	CenterPoint Energy, Inc., 5.383%, 1/2/24	5,696,589
15,000,000(h)	Consolidated Edison, Inc., 5.462%, 1/2/24	14,990,957
25,000,000(h)	Duke Energy Corp., 5.313%, 1/2/24	24,984,929
16,200,000(h)	Energy Transfer Operating LP, 5.754%, 1/2/24	16,189,696
25,000,000(h)	Enterprise Products Operating LLC, 5.403%, 1/2/24	24,984,650
2,400,000(h)	ERAC USA Finance LLC, 5.559%, 1/5/24	2,397,466
14,000,000(h)	Eversource Energy, 5.487%, 1/3/24	13,989,453
25,000,000(h)	Exelon Corp., 5.541%, 1/3/24	24,981,156
25,000,000(h)	Humana, Inc., 5.610%, 1/3/24	24,980,506
17,400,000(h)	Kinder Morgan, Inc., 5.560%, 1/2/24	17,388,933
20,000,000(h)	Medtronic Global Holdings, 5.390%, 1/2/24	19,987,952
15,000,000(h)	Protective Life Corp., 5.559%, 1/2/24	14,990,643
25,000,000(h)	Prudential Funding LLC, 5.315%, 1/3/24	24,981,150
4,600,000(h)	Realty Income Corp., 5.453%, 1/2/24	4,597,148
63Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Principal Amount USD ($)		Value
	Commercial Paper — (continued)
14,000,000(h)	WEC Energy Group, Inc., 5.512%, 1/3/24	$ 13,989,447
3,500,000(h)	WEC Energy Group, Inc., 5.510%, 1/8/24	3,494,699
7,000,000(h)	Wisconsin Electric Power Co., 5.424%, 1/3/24	6,994,726
	Total Commercial Paper (Cost $284,717,636)	$284,586,825

Shares
	Open-End Fund — 3.2%
161,041,019(i)	Dreyfus Government Cash Management, Institutional Shares, 5.25%	$ 161,041,019
		$161,041,019

	TOTAL SHORT TERM INVESTMENTS (Cost $757,268,655)	$757,137,844

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.1% (Cost $5,046,729,238)	$5,011,127,273
	OTHER ASSETS AND LIABILITIES — 0.9%	$46,842,222
	net assets — 100.0%	$5,057,969,495

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
IBOR	Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2364

Schedule of Investments  |  12/31/23
(unaudited) (continued)
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2023, the value of these securities amounted to $2,820,704,114, or 55.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2023.
(b)	This term loan will settle after December 31, 2023, at which time the interest rate will be determined.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2023.
(d)	Non-income producing security.
(e)	Issued as participation notes.
(f)	Issued as preference shares.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Rate shown represents yield-to-maturity.
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2023.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2021	$2,500,000	$2,453,250
Adare Re 2022-2	10/20/2022	2,671,747	3,000,488
Alamo Re	11/16/2023	2,024,500	2,024,000
Alturas Re 2021-3	7/1/2021	482,532	208,000
Alturas Re 2022-2	1/6/2022	93,527	109,050
Ballybunion Re 2022	3/9/2022	3,338	39,572
Ballybunion Re 2022-2	8/9/2022	1,053,082	1,069,415
Berwick Re 2019-1	12/31/2018	437,104	438,964
Berwick Re 2022	12/28/2021	80,457	86,757
Bonanza Re	2/13/2020	1,500,000	1,488,750
Bonanza Re	12/15/2020	2,000,000	1,874,800
Bonanza Re	3/11/2022	250,000	236,375
Caelus Re V	4/27/2017	125,000	100,000
Caelus Re V	5/4/2018	500,000	350,000
Caelus Re V	5/4/2018	750,000	75
65Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

Restricted Securities	Acquisition date	Cost	Value
Caelus Re VI	2/20/2020	$750,000	$747,375
Cape Lookout Re	3/16/2022	3,000,000	2,963,100
Citrus Re	4/11/2022	2,500,000	2,499,750
Commonwealth Re	6/15/2022	1,000,000	994,300
Cypress Re 2017	1/24/2017	3,361	100
Easton Re Pte	12/15/2020	4,500,000	4,486,500
Everglades Re II	11/21/2023	4,785,625	4,785,625
Everglades Re II	11/21/2023	506,000	505,750
FloodSmart Re	2/14/2022	1,500,000	1,459,050
Formby Re 2018	7/9/2018	6,214	—
Four Lakes Re	11/5/2020	1,750,000	1,744,750
Four Lakes Re	12/15/2021	2,000,000	1,942,600
Gateway Re	11/9/2023	1,498,701	1,494,750
Gleneagles Re 2022	1/18/2022	1,332,285	1,425,900
Gullane Re 2018	3/26/2018	—	100,036
Harambee Re 2018	12/19/2017	42,461	—
Harambee Re 2019	12/20/2018	—	6,000
Herbie Re	10/19/2020	500,000	496,800
Integrity Re	5/9/2022	2,000,000	1,916,800
International Bank for Reconstruction & Development	2/28/2020	500,000	499,000
International Bank for Reconstruction & Development	2/28/2020	500,000	225,000
International Bank for Reconstruction & Development	7/19/2021	4,000,000	4,000,000
Kilimanjaro III Re	6/15/2022	1,000,000	1,001,000
Limestone Re 2019-2B	6/20/2018	1,771	398
Long Point Re IV	5/13/2022	3,500,000	3,454,850
Lorenz Re 2019	6/26/2019	449,766	26,348
Matterhorn Re	6/5/2020	399,948	140,000
Matterhorn Re	12/15/2021	250,000	230,300
Matterhorn Re	3/10/2022	5,000,000	4,875,000
Matterhorn Re	3/10/2022	2,000,000	1,968,000
Merion Re 2018-2	12/28/2017	—	149,952
Merion Re 2022-2	2/22/2022	4,000,000	3,792,446
Merna Re II	6/8/2021	2,200,000	2,171,400
Mona Lisa Re	6/22/2021	1,000,000	990,000
Mystic Re IV	6/9/2021	4,000,000	3,859,200
Northshore Re II	12/2/2020	1,500,000	1,495,500
Oakmont Re 2022	5/4/2022	345,066	471,758
Pangaea Re 2021-3	6/17/2021	—	97,497
Phoenician Re	12/1/2021	2,000,000	1,971,000
Portrush Re 2017	6/12/2017	613,588	80
Residential Re	10/30/2020	1,500,000	1,482,750
Residential Re	10/28/2021	5,000,000	4,708,000
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2366

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Resilience Re	2/8/2017	$1,209	$—
RosaPenna Re 2021	7/16/2021	—	160,000
RosaPenna Re 2022	9/6/2022	3,153,869	3,365,619
Sanders Re II	5/24/2021	3,000,000	2,895,900
Sanders Re II	11/23/2021	2,752,500	2,627,075
Sanders Re III	3/22/2022	3,000,000	2,841,600
Sector Re V	4/23/2019	542,490	421,326
Sector Re V	5/1/2019	1,861	45,877
Sector Re V	1/1/2020	3,266	287,885
Sector Re V	12/6/2021	—	173,313
Sussex Re	12/7/2020	1,000,000	984,200
Thopas Re 2019	12/21/2018	—	41,400
Thopas Re 2022	2/7/2022	—	28,350
Torrey Pines Re Pte	3/12/2021	1,000,000	989,400
Torricelli Re 2021	7/1/2021	—	100,000
Torricelli Re 2022	7/26/2022	—	89,600
Viribus Re 2018	12/22/2017	15,839	—
Viribus Re 2019	12/27/2018	—	7,750
Vitality Re XI	1/23/2020	3,000,000	2,991,000
Vitality Re XI	1/23/2020	1,249,925	1,246,250
Woburn Re 2019	1/30/2019	107,557	135,513
Total Restricted Securities			$98,090,219
% of Net assets			1.9%
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
67Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/23

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$94,005,874	$—	$94,005,874
Asset Backed Securities	—	1,620,383,736	—	1,620,383,736
Collateralized Mortgage Obligations	—	479,798,963	—	479,798,963
Commercial Mortgage-Backed Securities	—	235,690,839	—	235,690,839
Corporate Bonds	—	1,547,929,172	—	1,547,929,172
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	3,000,488	3,000,488
Multiperil – U.S.	—	—	1,108,987	1,108,987
Multiperil – Worldwide	—	—	498	498
Windstorm – Florida	—	—	80	80
Windstorm – U.S. Regional	—	—	471,758	471,758
Reinsurance Sidecars
Multiperil – U.S.	—	—	6,000	6,000
Multiperil – Worldwide	—	—	11,291,583	11,291,583
All Other Insurance-Linked Securities	—	82,210,825	—	82,210,825
U.S. Government and Agency Obligations	—	178,090,626	—	178,090,626
Repurchase Agreements	—	311,510,000	—	311,510,000
Commercial Paper	—	284,586,825	—	284,586,825
Open-End Fund	161,041,019	—	—	161,041,019
Total Investments in Securities	$161,041,019	$4,834,206,860	$15,879,394	$5,011,127,273
During the period ended December 31, 2023, there were no transfers in or out of Level 3.
Pioneer Multi-Asset Ultrashort Income Fund |  | 12/31/2368